UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007–May 31, 2008

Item 1: Reports to Shareholders

>  For the six months ended May 31, 2008, Vanguard California Tax-Exempt Money Market Fund returned 1.2%, outperforming the average return of its peers.

>  Investor Shares of California Intermediate-Term Tax-Exempt Fund returned 1.3% (Admiral Shares, 1.4%), and both the Investor and Admiral Shares of California Long-Term Tax-Exempt Fund returned 0.5%; the funds bested the average returns of their respective competitor funds but lagged their benchmark indexes.

>  The fiscal half-year was an unusual period for municipal bonds—marked by high volatility and yields that surpassed those of Treasury bonds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
California Tax-Exempt Money Market Fund	10
California Intermediate-Term Tax-Exempt Fund	31
California Long-Term Tax-Exempt Fund	59
About Your Fund’s Expenses	81
Trustees Approve Advisory Arrangement	83
Glossary	84

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard California Tax-Exempt Money Market Fund	VCTXX	1.2%
7-Day SEC Yield: 1.61%
Taxable-Equivalent Yield: 2.73%[1]
Average California Tax-Exempt Money Market Fund[2]		1.0

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	VCAIX	1.3%
30-Day SEC Yield: 3.60%
Taxable-Equivalent Yield: 6.11%[1]
Admiral™ Shares[3]	VCADX	1.4
30-Day SEC Yield: 3.67%
Taxable-Equivalent Yield: 6.23%[1]
Lehman 7 Year Municipal Bond Index		2.3
Average California Intermediate Municipal Debt Fund[2]		1.2

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	VCITX	0.5%
30-Day SEC Yield: 4.09%
Taxable-Equivalent Yield: 6.94%[1]
Admiral Shares[3]	VCLAX	0.5
30-Day SEC Yield: 4.16%
Taxable-Equivalent Yield: 7.06%[1]
Lehman 10 Year Municipal Bond Index		1.7
Average California Municipal Debt Fund[2]		–0.2

1  This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of California income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The fiscal half-year ended May 31, 2008, was an unusual time in the municipal bond market. The prices and yields of tax-exempt bonds experienced high volatility—a tangential effect of the crisis in the market for taxable securities backed by subprime mortgage loans. In February and March, yields of municipal bonds exceeded those of their U.S. Treasury bond counterparts across the maturity spectrum, a rare occurrence.

The Vanguard California Tax-Exempt Money Market Fund returned 1.2% for the six months, the Intermediate-Term Tax-Exempt Fund returned 1.3%, and the Long-Term Tax-Exempt Fund returned 0.5%—a consequence of upheaval among longer-term municipal bonds during the period. Given the greater risk, we would generally expect longer-term bond funds to return more than shorter-term funds over meaningful periods of time. Each Vanguard fund outpaced the average return of competitive funds. All returns and yields are for Investor Shares.

The Tax-Exempt Money Market Fund’s 7-day SEC yield was 1.61% as of May 31, down from 3.43% six months earlier. The change reflected a general fall in short-term interest rates that was engineered by the Federal Reserve Board. For investors in the highest income tax bracket, the taxable-equivalent yield declined to 2.73%.

Yields for the longer-term funds declined only slightly. The Intermediate-Term Tax-Exempt Fund’s 30-day SEC yield was 3.60% (compared with 3.79% six months earlier), producing a taxable-equivalent yield of 6.11%. The Long-Term Tax-Exempt Fund yielded 4.09% pre-tax (compared with 4.14% six months earlier), for a taxable-equivalent yield of 6.94%.

Please note: Although the California Tax-Exempt Money Market Fund’s income distributions are expected to be exempt from federal and California state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). The California Intermediate-Term and Long-Term Tax-Exempt Funds own no bonds that would generate income subject to the AMT.

Greater economic uncertainty set the tone for stocks and bonds

The municipal bond market wasn’t alone in struggling to find its footing during the fiscal half-year. The broader bond market, and the stock market as well, were shaken as oil prices climbed to record highs, the housing market worsened, and consumers grew increasingly wary of spending. With the subprime-fueled credit crisis continuing to play out, heightened economic uncertainty became the norm.

In an effort to revive the slowing economy and increase liquidity in the credit markets, the Federal Reserve Board lowered its target for the federal funds rate in five separate actions, to 2.0%. At the end of the period, the Fed continued to face the

Market Barometer
			Total Returns
		Periods Ended May 31, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.5%	6.9%	3.8%
Lehman Municipal Bond Index	1.4	3.9	3.7
Citigroup 3-Month Treasury Bill Index	1.3	3.6	3.0

Stocks
Russell 1000 Index (Large-caps)	–3.8%	–6.2%	10.4%
Russell 2000 Index (Small-caps)	–1.9	–10.5	12.5
Dow Jones Wilshire 5000 Index (Entire market)	–3.6	–6.1	11.0
MSCI All Country World Index ex USA (International)	–3.2	3.0	22.1

CPI
Consumer Price Index	3.1%	4.2%	3.4%

1  Annualized.

delicate task of balancing its efforts to stimulate the economy with rising concerns about inflationary pressures.

In this environment, many fixed income investors favored the relative safety of U.S. Treasury bonds. The resulting “flight to quality” pressured the prices of taxable and tax-exempt bonds, and both types of bonds experienced unusual volatility during the period.

Bonds nevertheless outpaced stocks. The broad taxable bond market returned 1.5%, close to the broad municipal bond market’s 1.4%. By contrast, the broad U.S. stock market returned –3.6% for the period, a disappointing result, but one that was buoyed by a recovery in April and May.

Growth stocks outperformed value stocks, and international stocks generally kept pace with U.S. stocks.

In a challenging environment, a traditional relationship returned

In recent months, the subprime-mortgage crisis that erupted in mid-2007 has continued to spill into other areas of the credit markets in indirect, but very real, ways. The municipal bond market was no exception. Credit standards tightened and investors’ appetite for risk diminished, creating an environment that favored Treasury bonds above all else, even high-quality bonds issued by financially strong states and municipalities.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer
	Shares	Shares	Group
California Tax-Exempt Fund
Money Market	0.10%	—	0.60%
Intermediate-Term	0.15	0.08%	0.93
Long-Term	0.15	0.08	1.08

1  Fund expense ratios reflect the six months ended May 31, 2008. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

Early in 2008, investors grew increasingly concerned about firms that write insurance for municipal bonds. Several insurers had exposure to subprime debt and faced financial problems and rating downgrades. This prompted many investors to move out of municipal bonds, even though the insurers’ problems did not affect the credit quality of the munis themselves. It was a difficult period for municipal issues, as prices fell sharply. The Lehman Municipal Bond Index returned –4.6% in February, one of the worst months ever for the tax-exempt bond market.

These dislocations produced a steeper yield curve during the six-month period. Yields for short-term munis fell, reflecting the Fed’s interest-rate policy, while those for long-term munis rose slightly. At the same time, investors’ continuing preference for Treasuries placed downward pressure on Treasury yields across the maturity spectrum, most sharply at the short end.

These dynamics upended the generally stable relationship between yields of Treasuries and municipals. Typically, Treasury yields are higher than muni yields, but the traditional gap had begun to narrow as the fiscal half-year began, and by February and March municipal yields surpassed Treasuries across the spectrum of bond maturities. From that point, the yield relationship between Treasuries and munis began to slip back toward normalcy.

For the fiscal period, the California Tax-Exempt Money Market Fund returned 1.2% while maintaining a net asset value of $1, a price that is expected but not guaranteed.

The Investor Shares of the California Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund returned 1.3% and 0.5%, respectively, as the income portion of each fund’s return counteracted a share-price decline triggered by investors’ concern over the muni-bond insurers. The Intermediate-Term Tax-Exempt Fund edged past the 1.2% average return of competitive funds, while the Long-Term Tax-Exempt Fund posted a positive return compared with the –0.2% average result for its peer-group funds.

The Vanguard California Tax-Exempt Funds’ returns reflect an emphasis on the market’s highest-quality securities, prudent management strategies, and a significant cost advantage (see the table on page 4).

Short-term disruptions don’t change long-term strategies

The municipal bond market has traditionally been a relatively quiet corner of the larger fixed income universe. Bonds issued by state or local governments don’t often create exciting headlines. But as we’ve seen over the recent fiscal period, surprises can occur even in typically staid segments of the market.

At Vanguard, we believe the best way to weather short-term market disruptions is to stick to long-term investment strategies. For the bond portion of Vanguard portfolios, this includes a focus on low-cost, high-quality investments guided by an experienced team of portfolio managers and credit analysts (who, it should be noted, assess the quality of bonds independent of outside rating agencies and bond insurers). For California investors in higher tax brackets, we believe the Vanguard California Tax-Exempt Funds are an excellent way to carry out such a strategy.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 16, 2008

Your Fund’s Performance at a Glance
November 30, 2007–May 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.012	$0.000
Intermediate-Term
Investor Shares	$10.92	$10.85	$0.214	$0.000
Admiral Shares	10.92	10.85	0.217	0.000
Long-Term
Investor Shares	$11.46	$11.26	$0.252	$0.000
Admiral Shares	11.46	11.26	0.256	0.000

Advisor’s Report

For the fiscal half-year ended May 31, 2008, Vanguard California Tax-Exempt Money Market Fund returned 1.2%, topping the average return of its peers. Investor Shares of the California Intermediate-Term Tax-Exempt Fund returned 1.3% and Admiral Shares returned 1.4%. Both share classes of the California Long-Term Tax-Exempt Fund returned 0.5%. The intermediate-term and long-term funds bested the average returns of their peers, but lagged their benchmark indexes.

The investment environment

When our reporting period began, credit-market activity was at a near-standstill. Widespread concern about the valuations of some mortgage-backed securities created turmoil and pushed borrowers and lenders to the market’s sidelines.

The Federal Reserve Board’s aggressive response—which was also influenced by a slowdown in economic activity—began in September and continued throughout our fiscal half-year. In a series of cuts, the Fed reduced its target for the federal funds rate from 4.75% on September 18 to 2.00% on April 30, where it remained. (In January, the Fed cut the target by an unprecedented 1.25 percentage points within the space of two weeks.) The Fed also reduced its discount rate, which is the rate it charges for its loans to banks, and coordinated with other countries’ central banks to provide additional funding to eligible financial institutions.

A variety of factors came together during the six months to create a much steeper Treasury yield curve: the Fed’s interest

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2007	2008
2 years	3.18%	2.28%
5 years	3.26	3.01
10 years	3.62	3.67
30 years	4.32	4.53

rate actions, investors’ flight to quality, and—in recent months—fears of inflation, which have nudged longer-term yields higher. Reflecting trends in the Treasury market, as well as concern about the financial strength of municipal bond insurers, the municipal-bond yield curve steepened as well. Some of the muni insurers lost their AAA credit ratings because of exposure to subprime-mortgage-related investments, triggering a widening in the yields between higher-quality and lower-quality tax-exempt bonds.

The net effect was to reduce the prices of tax-exempt bonds to extraordinarily attractive levels. Despite munis’ significant tax advantages, yields of 30-year AAA-rated municipal bonds exceeded those for 30-year U.S. Treasury bonds by the end of April. For comparison, a year earlier the muni’s yield was 85% of the Treasury’s yield, which is more typical. The relative “cheapness” of munis caught the eye of many investors, leading to a significant rally during April and May that drove the muni/Treasury yield ratio to 96% by May 31—still an attractive relationship.

The muni market’s fast-changing dynamics were reflected in the supply of new issues. During calendar-year 2007, states and municipalities issued a record $427 billion worth of securities, up 10% over the previous year. Much of the increase came at the start of the year. Late in the year, the relatively high yields demanded by investors and concerns about bond insurers restrained new issuance. In recent months, however, nationwide supply has rebounded, with much of it coming from issuers that exited the troubled auction-rate securities market to seek financing with conventional fixed-rate bonds. (The auction-rate securities market—an arcane, but important, source of tax-exempt financing—virtually stopped functioning as a result of problems with bond insurers.)

Countering that trend, however, was the reluctance of some states to refinance outstanding debt because of the relative cheapness of municipal bonds. In California’s case, during the fiscal half-year the issuance of new tax-exempt debt declined about 14%, to $34.6 billion, from the same period a year earlier.

Management of the funds

Reflecting the swift decline in short-term interest rates during the fiscal half-year, the yield of California Tax-Exempt Money Market Fund declined by about a third, to 1.61%. By contrast, the yields of California Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund declined only slightly, to 3.60% for Investor Shares (3.67% for Admiral Shares) and 4.09% for Investor Shares (4.16% for Admiral Shares), respectively. The funds’ total returns outpaced the average returns of their respective peer-group funds.

Our customary emphasis on securities that are rated at the highest quality in the bond market gave us confidence in our investments during the municipal market’s dislocations, particularly as investors began to doubt the strength of certain bond insurers. Our decision to invest—or not—in any insured bond or money market instrument is based on the quality of the underlying tax-exempt issuer, not on that of the insurer. Our experienced municipal credit group diligently evaluates all potential holdings. We believe that shareholders can continue to rely on our rigorous review and oversight process.

A final note: A cloud of uncertainty was lifted from the tax-exempt market on May 19, when the U.S. Supreme Court upheld, in the case of Kentucky v. Davis, the right of a state to exempt from its income tax the interest that residents earn on municipal bonds issued in that state.

Kathryn T. Allen, Principal

Reid O. Smith, CFA, Principal

Vanguard Fixed Income Group

June 19, 2008

California Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2008

Financial Attributes

Yield[1]	1.6%
Average Weighted Maturity	25 days
Average Quality[2]	MIG-1
Expense Ratio	0.10%[3]

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	76.4%
P-1/A-1/SP-1/F-1	19.6
AAA	3.8
MIG-2	0.0
A	0.2

1  7-day SEC yield. See the Glossary on pages 84–85.

2  Moody’s Investors Service.

3  Annualized.

4  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See pages 84–85 for a glossary of investment terms.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal Year Total Returns (%): November 30, 1997–May 31, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.1%	2.8%
1999	2.8	2.4
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
2006	3.2	2.8
2007	3.6	3.1
2008[2]	1.2	1.0
7-Day SEC Yield (5/31/2008): 1.61%

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Tax-Exempt Money Market Fund[3]	6/1/1987	3.31%	2.29%	2.40%

1  Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 28 for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (100.7%)
	ABAG Finance Auth. for Non-Profit Corp.
	California (Charleston Project) VRDO	1.010%	6/2/08	LOC	23,495	23,495
	ABAG Finance Auth. for Non-Profit Corp.
	California (Computer History Museum) VRDO	1.570%	6/6/08	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (La Jolla Day School) VRDO	1.550%	6/6/08	LOC	11,800	11,800
	ABAG Finance Auth. for Non-Profit Corp.
	California (Oshman Family Jewish Community) VRDO	1.010%	6/2/08	LOC	10,500	10,500
	ABAG Finance Auth. for Non-Profit Corp.
	California (San Francisco Friends) VRDO	1.350%	6/6/08	LOC	24,000	24,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (Valley Christian Schools) VRDO	1.380%	6/6/08	LOC	10,200	10,200
	ABAG Finance Auth. for Non-Profit Corp.
	California (Zoological Society San Diego Zoo) VRDO	1.350%	6/6/08	LOC	34,825	34,825
1	ABAG Finance Auth. for Non-Profit Corp.
	California Multifamily Rev. TOB VRDO	1.740%	6/6/08		23,735	23,735
	ABAG Finance Auth. for Non-Profit Corp.
	California (Acacia Creek) VRDO	1.200%	6/2/08		33,625	33,625
1	Anaheim CA Public Finance Auth. Rev. TOB VRDO	1.640%	6/6/08	(4)	3,500	3,500
1	Anaheim CA Public Finance Auth. Rev. TOB VRDO	1.640%	6/6/08	(1)	10,885	10,885
1	Anaheim CA Public Finance Auth. Rev. TOB VRDO	1.770%	6/6/08	(1)	6,995	6,995
	Antelope Vallet (East Kern California) VRDO	1.280%	6/6/08	LOC	12,000	12,000
1	Arcadia CA USD TOB VRDO	1.620%	6/6/08	(4)	8,480	8,480
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.540%	6/6/08		6,930	6,930
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.550%	6/6/08		7,485	7,485
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.550%	6/6/08		40,550	40,550
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.550%	6/6/08		2,900	2,900
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.590%	6/6/08		11,200	11,200
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.620%	6/6/08		15,810	15,810

	California Communities NT Program NT Participation
	(County of Riverside) TRAN	4.500%	6/30/08		75,000	75,050
1	California Dept. of Veteran Affairs TOB VRDO	1.640%	6/6/08		9,770	9,770
1	California Dept. of Veteran Affairs TOB VRDO	2.010%	6/6/08		8,315	8,315
1	California Dept. of Water Resources Water
	System Rev. TOB VRDO	1.590%	6/6/08		20,265	20,265
1	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) TOB VRDO	1.550%	6/6/08		19,800	19,800
1	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) TOB VRDO	1.550%	6/6/08	(Prere.)	7,215	7,215

California Tax-Exempt Money Market Fund

	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	1.210%	6/6/08		20,000	20,000
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	1.250%	6/6/08		18,300	18,300
	California Educ. Fac. Auth. Rev.
	(Pomona College) VRDO	1.320%	6/6/08		13,040	13,040
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.470%	6/24/08		8,050	8,050
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.800%	8/4/08		40,000	40,000
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.800%	8/6/08		40,000	40,000
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.700%	8/7/08		33,000	33,000
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.520%	8/27/08		42,851	42,851
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	1.150%	6/2/08		13,750	13,750
1	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	1.350%	6/6/08		7,565	7,565
1	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	1.350%	6/6/08		4,580	4,580
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	1.350%	6/6/08		15,468	15,468
	California Educ. Fac. Auth. Rev.
	(Univ. of San Francisco) VRDO	1.300%	6/6/08	LOC	7,425	7,425
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	1.540%	6/6/08		24,750	24,750
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	1.620%	6/6/08		4,250	4,250
1	California Educ. Fac. Auth. Rev. TOB VRDO	1.550%	6/5/08		7,735	7,735
1	California Educ. Fac. Auth. Rev. TOB VRDO	1.590%	6/6/08		20,615	20,615
	California GO	5.000%	6/1/08		16,820	16,820
	California GO CP	2.000%	6/3/08		40,000	40,001
	California GO CP	2.100%	6/3/08		34,000	34,000
	California GO CP	1.300%	6/5/08		16,700	16,700
	California GO CP	1.810%	6/6/08		30,000	30,000
	California GO CP	1.200%	7/2/08		41,700	41,700
	California GO CP	1.260%	7/2/08		37,500	37,500
1	California GO TOB VRDO	1.540%	6/6/08	(Prere.)	21,405	21,405
1	California GO TOB VRDO	1.600%	6/6/08	(13)	2,500	2,500
1	California GO TOB VRDO	1.600%	6/6/08	(13)(11)	9,200	9,200
1	California GO TOB VRDO	1.600%	6/6/08	(13)(4)(1)	17,730	17,730
[1,2]	California GO TOB VRDO	1.610%	6/6/08	(4)	25,000	25,000
1	California GO TOB VRDO	1.610%	6/6/08	(12)	6,230	6,230
1	California GO TOB VRDO	1.620%	6/6/08	(4)	12,965	12,965
1	California GO TOB VRDO	1.650%	6/6/08	(1)	5,220	5,220
	California GO VRDO	1.300%	6/6/08	LOC	3,400	3,400
	California GO VRDO	1.350%	6/6/08	LOC	22,500	22,500
	California GO VRDO	1.380%	6/6/08	LOC	39,300	39,300
	California GO VRDO	1.400%	6/6/08	LOC	37,840	37,840
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter Health)

VRDO	1.450%	6/6/08	LOC	11,800	11,800
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health)
VRDO	1.450%	6/6/08	LOC	7,900	7,900

California Tax-Exempt Money Market Fund

	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	1.290%	6/6/08 LOC	4,220	4,220
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	1.290%	6/6/08 LOC	25,000	25,000
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	1.380%	6/6/08 LOC	58,300	58,300
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	2.650%	6/6/08 (1)	7,300	7,300
	California Health Fac. Finance Auth. Rev.
	(Memorial Health Services) VRDO	1.750%	6/6/08	76,075	76,075
	California Health Fac. Finance Auth. Rev.
	(Pitzer College) VRDO	1.320%	6/6/08 LOC	7,665	7,665
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) PUT	1.800%	6/15/09	30,000	30,000
1	California Health Fac. Finance Auth. Rev. TOB VRDO	1.590%	6/6/08	7,880	7,880
1	California Health Fac. Finance Auth. Rev. TOB VRDO	1.640%	6/6/08	4,700	4,700
1	California Health Fac. Finance Auth. Rev. TOB VRDO	1.810%	6/6/08	25,000	25,000
	California Housing Finance Agency Home
	Mortgage Rev. (Multi-Family Housing III) VRDO	1.640%	6/6/08	6,800	6,800
	California Housing Finance Agency Home
	Mortgage Rev. (Multi-Family Housing III) VRDO	1.640%	6/6/08	21,800	21,800
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.350%	6/2/08	26,645	26,645
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.350%	6/2/08	39,905	39,905
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.350%	6/2/08	30,000	30,000
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.400%	6/2/08	7,300	7,300
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	2.800%	6/2/08 (1)	31,155	31,155
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.500%	6/6/08	52,620	52,620
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.500%	6/6/08	16,115	16,115
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.550%	6/6/08	22,080	22,080
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.550%	6/6/08	15,000	15,000
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.600%	6/6/08 (4)	3,500	3,500
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.600%	6/6/08 (4)	4,200	4,200
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.600%	6/6/08	74,500	74,500
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.630%	6/6/08	59,935	59,935
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	1.640%	6/6/08 (4)	30,275	30,275
1	California Housing Finance Agency Home
	Mortgage TOB VRDO	1.630%	6/6/08	7,500	7,500
1	California Housing Finance Agency Home
	Mortgage TOB VRDO	1.650%	6/6/08	12,860	12,860
1	California Housing Finance Agency Home
	Mortgage TOB VRDO	1.770%	6/6/08	7,500	7,500

California Tax-Exempt Money Market Fund

1	California Housing Finance Agency Home
	Mortgage TOB VRDO	2.210%	6/6/08	9,875	9,875
	California Housing Finance Agency Home
	Mortgage VRDO	1.350%	6/2/08	15,000	15,000
	California Housing Finance Agency Home
	Mortgage VRDO	1.350%	6/2/08	20,000	20,000
	California Housing Finance Agency Home
	Mortgage VRDO	1.400%	6/2/08	23,520	23,520
	California Housing Finance Agency
	Multifamily Housing VRDO	1.400%	6/2/08	25,000	25,000
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	1.500%	6/6/08	41,365	41,365
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	1.500%	6/6/08	58,400	58,400
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	1.630%	6/6/08	7,320	7,320
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	1.680%	6/6/08	50,855	50,855
	California Infrastructure & Econ. Dev.
	Bank Rev. (Rand Corp.) VRDO	1.400%	6/6/08 LOC	5,100	5,100
	California Infrastructure & Econ. Dev.
	Bank Rev. (Asian Art Museum) VRDO	1.650%	6/2/08 (1)	26,050	26,050
	California Infrastructure & Econ. Dev.
	Bank Rev. (Contemporary Jewish Museum) VRDO	1.000%	6/2/08 LOC	27,140	27,140
	California Infrastructure & Econ. Dev.
	Bank Rev. (J. Paul Getty Trust) VRDO	1.150%	6/2/08	31,725	31,725
	California Infrastructure & Econ. Dev.
	Bank Rev. (J. Paul Getty Trust) VRDO	1.250%	6/2/08	22,975	22,975
	California Infrastructure & Econ. Dev.
	Bank Rev. (J. Paul Getty Trust) VRDO	1.400%	6/2/08	35,425	35,425
	California Infrastructure & Econ. Dev.
	Bank Rev. (Jewish Community Center) VRDO	1.000%	6/2/08 LOC	33,500	33,500
	California Infrastructure & Econ. Dev.
	Bank Rev. (Los Angeles County Museum) VRDO	1.250%	6/2/08 LOC	7,895	7,895
	California Infrastructure & Econ. Dev.
	Bank Rev. (Los Angeles County Museum) VRDO	1.250%	6/2/08 LOC	6,300	6,300
	California Infrastructure & Econ. Dev.
	Bank Rev. (Prinsco Inc. Project) VRDO	1.550%	6/6/08 LOC	10,000	10,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09	12,000	12,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09	6,000	6,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09	17,000	17,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09	8,800	8,800
1	California Infrastructure & Econ. Dev.
	Bank Rev. TOB VRDO	1.600%	6/6/08 LOC(Prere.)	5,960	5,960
1	California Infrastructure & Econ. Dev.
	Bank Rev. TOB VRDO	1.640%	6/6/08 (Prere.)	11,135	11,135
1	California Infrastructure & Econ. Dev.
	Bank Rev. TOB VRDO	1.640%	6/6/08 (2)(Prere.)	44,740	44,740
	California Muni. Financing Auth. Exempt
	Facs. Rev. (Exxon Mobil) VRDO	1.020%	6/2/08	29,305	29,305

California RAN	4.000%	6/30/08	78,000	78,042
California Rural Home Mortgage Finance
Auth. Single Family Mortgage Rev. VRDO	1.410%	6/2/08	20,135	20,135
California School Cash Reserve Program
Auth. Pool TRAN	4.250%	7/1/08 (2)	87,000	87,044

California Tax-Exempt Money Market Fund

1	California State Dept. of Water Resources
	Power Supply Rev. TOB VRDO	2.970%	6/6/08	(2)	26,475	26,475
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.400%	6/2/08	LOC	31,805	31,805
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.200%	6/6/08	LOC	3,500	3,500
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.280%	6/6/08	LOC	16,640	16,640
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.300%	6/6/08	LOC	18,550	18,550
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.330%	6/6/08	LOC	41,730	41,730
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.350%	6/6/08	LOC	5,195	5,195
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.480%	6/6/08	LOC	108,900	108,900
	California State Econ. Recovery Bonds	3.000%	7/1/08		50,000	50,046
	California State Econ. Recovery Bonds	3.000%	1/1/09		129,005	130,531
	California State Econ. Recovery Bonds	5.000%	1/1/09		7,190	7,358
	California State Econ. Recovery Bonds PUT	5.000%	7/1/08		12,925	12,941
1	California State Econ. Recovery Bonds TOB VRDO	1.810%	6/6/08		51,800	51,800
1	California State Econ. Recovery Bonds TOB VRDO	1.810%	6/6/08		13,000	13,000
	California State Econ. Recovery Bonds VRDO	1.100%	6/6/08	LOC	28,200	28,200
1	California State GO TOB VRDO	1.780%	6/6/08	(4)	4,330	4,330
	California State Univ. Institute CP	2.100%	6/2/08	LOC	5,141	5,141
1	California State Univ. Rev. Systemwide TOB VRDO	1.660%	6/6/08	(4)	4,950	4,950
1	California State Univ. Rev. Systemwide TOB VRDO	1.600%	6/6/08	(4)	6,700	6,700
1	California State Univ. TOB VRDO	1.590%	6/6/08	(13)	42,420	42,420
1	California State Univ. TOB VRDO	1.600%	6/6/08	(13)	19,925	19,925
1	California State Univ. TOB VRDO	1.600%	6/6/08	(4)	650	650
1	California State Univ. TOB VRDO	1.610%	6/6/08	(2)(4)	67,455	67,455
1	California State Univ. TOB VRDO	1.640%	6/6/08	(4)	3,000	3,000
1	California State Univ. TOB VRDO	2.120%	6/6/08	(1)LOC	2,970	2,970
	California Statewide Communities Dev. Auth. PUT	2.600%	11/19/08		4,325	4,328
1	California Statewide Community Dev. Auth.
	Multifamily Housing (Casa Real Apartments)
	TOB VRDO	1.740%	6/6/08		18,035	18,035
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.610%	6/6/08		34,450	34,450
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.720%	6/6/08	LOC	22,000	22,000
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.870%	6/6/08	LOC	8,090	8,090
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Knoll Apartments) VRDO	1.600%	6/6/08	LOC	12,715	12,715
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Valley Palms Apartments) VRDO	1.600%	6/6/08	LOC	13,500	13,500
	California Statewide Community Dev. Auth.
	Rev. (American Baptist Homes West) VRDO	1.380%	6/6/08	LOC	7,100	7,100
	California Statewide Community Dev. Auth.
	Rev. (Azusa Pacific Univ. Project) VRDO	1.490%	6/6/08	LOC	20,000	20,000
	California Statewide Community Dev. Auth.
	Rev. (Health Fac. Catholic) VRDO	1.290%	6/6/08	LOC	40,000	40,000

California Statewide Community Dev. Auth.
Rev. (John Muir Health Services) VRDO	1.250%	6/2/08	LOC	6,000	6,000

California Tax-Exempt Money Market Fund

	California Statewide Community Dev. Auth. Rev.
	(John Muir Health Services) VRDO	1.400%	6/2/08 LOC	3,800	3,800
	California Statewide Community Dev. Auth. Rev.
	(Kaiser Permanente) VRDO	1.340%	6/6/08	21,300	21,300
	California Statewide Community Dev. Auth. Rev.
	(Kaiser Permanente) VRDO	1.360%	6/6/08	26,800	26,800
1	California Statewide Community Dev. Auth. Rev.
	(Salk Institute) TOB VRDO	1.660%	6/6/08 (1)	5,610	5,610
	California Statewide Community Dev. Auth. Rev.
	(Touro Univ. Project) VRDO	1.500%	6/6/08 LOC	2,000	2,000
	California Statewide Community Dev. Auth. Rev.
	(Univ. of San Diego) VRDO	1.490%	6/6/08 LOC	18,415	18,415
1	California Statewide Community Dev. Auth. Rev.
	COP TOB VRDO	1.640%	6/6/08 (4)	10,595	10,595
1	California Statewide Community Dev. Auth. Rev.
	TOB VRDO	1.590%	6/6/08	23,400	23,400
	California Statewide Community Dev. Auth. Rev.
	VRDO	1.280%	6/6/08 (12)	10,000	10,000
	California Statewide Community Dev. Auth. Rev.
	VRDO	1.350%	6/6/08 LOC	15,000	15,000
	California Statewide Community Dev. Auth. Rev.
	VRDO	1.350%	6/6/08	42,275	42,275
	California Statewide Community Dev. Auth. Rev.
	VRDO	1.350%	6/6/08 LOC	9,500	9,500
	California Statewide Community Dev. Auth. Rev.
	VRDO	1.500%	6/6/08 LOC	15,000	15,000
	Calleguas-Las Virgines CA Public Financing
	Auth. Rev. (Muni Water Dist. Project) VRDO	1.280%	6/6/08 LOC	8,825	8,825
	Castaic Lake CA Water Agency Rev. COP VRDO	1.280%	6/6/08 LOC	4,600	4,600
	Central Basin Muni. Water Dist. CA COP VRDO	1.290%	6/6/08 LOC	3,400	3,400
1	Chaffey CA Community College Dist. TOB VRDO	1.640%	6/6/08 (1)	9,815	9,815
	Clovis CA USD GO	0.000%	8/1/08 (Prere.)	14,265	14,214
	Contra Costa CA Housing Finance Agency Home
	Mortgage Rev. (Park Regency) VRDO	1.600%	6/6/08 LOC	42,200	42,200
	Contra Costa County CA MFH Pleasant Hill PUT	3.650%	8/1/08	25,000	25,000
1	Desert CA Community College Dist. TOB VRDO	1.620%	6/6/08 (4)	4,000	4,000
	Dublin San Ramon CA Services Dist. East Bay Muni.
	Util. Dist. Recycled Water Auth. CP	1.680%	7/10/08 LOC	45,000	45,000
	East Bay CA Muni. Util. Dist. Waste Water

	System Rev. CP	1.400%	7/10/08	35,600	35,600
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	1.250%	6/6/08	10,000	10,000
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	1.290%	6/6/08	6,900	6,900
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	1.330%	6/6/08	6,925	6,925
	East Bay CA Muni. Util. Dist. Waste Water
	System Rev. VRDO	1.280%	6/6/08	10,000	10,000
	East Bay CA Muni. Util. Dist. Water System Rev. CP	1.750%	7/7/08	17,000	17,000
	East Bay CA Muni. Util. Dist. Water System Rev. CP	1.850%	7/10/08	35,000	35,000
1	East Bay CA Muni. Util. Dist. Water System
	Rev.TOB VRDO	1.590%	6/6/08 (4)	37,800	37,800
1	East Bay CA Muni. Util. Dist. Water System
	Rev.TOB VRDO	1.590%	6/6/08 (1)(4)	19,800	19,800
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	1.350%	6/6/08	11,800	11,800

California Tax-Exempt Money Market Fund

	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	1.350%	6/6/08		10,600	10,600
1	El Monte CA High School Dist. TOB VRDO	1.660%	6/6/08	(4)	10,790	10,790
	Escondido CA Community Dev. COP
	(Escondido Community Dev.) VRDO	1.550%	6/6/08	LOC	8,600	8,600
1	Escondido CA GO TOB VRDO	1.700%	6/6/08	(13)(1)	5,300	5,300
	Evergreen CA School Dist. GO	5.625%	9/1/08	(Prere.)	6,300	6,424
	Fresno County CA TRAN	4.500%	6/30/08		60,000	60,039
1	Golden State Tobacco Securitization Corp.
	California TOB VRDO	1.660%	6/6/08	(Prere.)	44,865	44,865
1	Golden West Schools Funding Auth. CA TOB VRDO	1.630%	6/6/08	(1)	7,230	7,230
1	Golden West Schools Funding Auth. CA TOB VRDO	1.650%	6/6/08	(1)	6,145	6,145
	Grant CA Joint Union High School Dist VRDO	1.550%	6/6/08	(4)	2,000	2,000
1	Hacienda La Puente CA USD TOB PUT	1.620%	6/6/08	(4)	7,525	7,525
1	Huntington Beach CA Union High School
	Dist.GO TOB VRDO	1.760%	6/6/08	(1)(4)	6,725	6,725
	Irvine CA Assessment Dist. Improvement
	Bonds (Northwest Irvine) VRDO	1.250%	6/2/08	LOC	9,665	9,665
	Irvine CA Assessment Dist. Improvement
	Bonds (Oak Creek) VRDO	1.250%	6/2/08	LOC	9,200	9,200
	Irvine CA Assessment Dist. Improvement
	Bonds VRDO	1.000%	6/2/08	LOC	14,328	14,328
	Kern County CA TRAN	4.500%	6/30/08		52,000	52,035
1	Lodi CA USD GO TOB VRDO	1.600%	6/6/08	(4)	10,190	10,190
1	Long Beach CA Harbor Rev. TOB VRDO	1.640%	6/6/08	LOC	7,685	7,685
1	Long Beach CA Harbor Rev. TOB VRDO	1.650%	6/6/08	(1)	21,590	21,590
1	Long Beach CA Harbor Rev. TOB VRDO	1.970%	6/6/08	(1)	9,745	9,745
1	Long Beach CA Harbor Rev. TOB VRDO	2.010%	6/6/08	(1)	16,195	16,195
	Long Beach CA Harbor Rev. VRDO	1.600%	6/6/08	(1)	84,570	84,570
	Long Beach CA Water Rev. CP	1.450%	6/9/08		8,000	8,000
	Los Angeles CA Community College Dist. GO	4.000%	8/1/08		17,000	17,020
1	Los Angeles CA Community College Dist. GO
	TOB VRDO	1.640%	6/6/08	(3)(4)	6,500	6,500
	Los Angeles CA Community Redev. Agency COP
	(Baldwin Hills Public Park) VRDO	1.450%	6/6/08	LOC	11,400	11,400
	Los Angeles CA Community Redev.
	Agency Multifamily Housing Rev.
	(Hollywood &Vine Apartments) VRDO	1.600%	6/6/08		25,000	25,000
1	Los Angeles CA Community Redev.
	Agency Multifamily Housing Rev. (The
	Alexandria)TOB VRDO	1.640%	6/6/08		20,390	20,390
	Los Angeles CA Dept. of Airports
	International Airport CP	1.800%	6/4/08	LOC	20,200	20,200
	Los Angeles CA Dept. of Airports
	International Airport CP	0.960%	6/5/08	LOC	7,000	7,000
	Los Angeles CA Dept. of Airports
	International Airport Rev. VRDO	1.300%	6/6/08	LOC	20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev. CP	1.400%	6/12/08		10,000	10,000
1	Los Angeles CA Dept. of Water & Power
	Rev.TOB VRDO	1.590%	6/6/08	(2)(4)	7,000	7,000
1	Los Angeles CA Dept. of Water & Power
	Rev.TOB VRDO	1.600%	6/6/08	(4)	25,000	25,000

1	Los Angeles CA Dept. of Water & Power
	Rev.TOB VRDO	1.620%	6/6/08	(4)	5,050	5,050
1	Los Angeles CA Dept. of Water & Power
	Rev.TOB VRDO	1.620%	6/6/08	(4)	15,595	15,595

California Tax-Exempt Money Market Fund

1	Los Angeles CA Dept. of Water & Power
	Rev.TOB VRDO	1.720%	6/6/08	(1)	8,350	8,350
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.250%	6/6/08		52,350	52,350
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.250%	6/6/08		43,000	43,000
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.300%	6/6/08		35,130	35,130
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.300%	6/6/08		51,300	51,300
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.310%	6/6/08		22,000	22,000
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.330%	6/6/08		20,000	20,000
1	Los Angeles CA Harbor Dept. Rev. TOB VRDO	1.630%	6/6/08	(1)	7,390	7,390
1	Los Angeles CA Harbor Dept. Rev. TOB VRDO	1.640%	6/6/08	(4)	6,250	6,250
	Los Angeles CA Multifamily Housing Rev.
	(Fountain Park) VRDO	1.650%	6/6/08	LOC	18,468	18,468
	Los Angeles CA Multifamily Housing Rev.
	(San Regis) VRDO	1.650%	6/6/08	LOC	23,600	23,600
	Los Angeles CA Single Family Mortgage Rev. VRDO	1.680%	6/6/08		12,935	12,935
1	Los Angeles CA TOB VRDO	1.600%	6/6/08	(4)	12,735	12,735
	Los Angeles CA USD (Belmont Learning
	Complex)VRDO	1.350%	6/6/08	LOC	20,200	20,200
	Los Angeles CA USD COP VRDO	1.270%	6/6/08	(4)	26,425	26,425
1	Los Angeles CA USD GO TOB VRDO	1.590%	6/6/08	(4)	12,050	12,050
1	Los Angeles CA USD GO TOB VRDO	1.600%	6/6/08	(1)(Prere.)	16,740	16,740
1	Los Angeles CA USD GO TOB VRDO	1.600%	6/6/08	(4)	14,770	14,770
1	Los Angeles CA USD GO TOB VRDO	1.600%	6/6/08	(3)(4)	51,975	51,975
1	Los Angeles CA USD GO TOB VRDO	1.630%	6/6/08	(2)	3,830	3,830
1	Los Angeles CA USD GO TOB VRDO	1.640%	6/6/08	(4)	6,800	6,800
1	Los Angeles CA USD GO TOB VRDO	1.770%	6/6/08	(1)	10,025	10,025
1	Los Angeles CA USD GO TOB VRDO	1.870%	6/6/08	(2)	4,495	4,495
	Los Angeles CA USD TRAN	4.000%	12/29/08		50,000	50,232
	Los Angeles CA Wastewater System Rev. CP	1.900%	8/6/08		30,000	30,000
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.590%	6/6/08	(4)	32,750	32,750
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.600%	6/6/08	(4)	17,075	17,075
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.630%	6/6/08	(1)	29,035	29,035
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.640%	6/6/08	(1)	25,000	25,000
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.640%	6/6/08	(1)	19,730	19,730
	Los Angeles CA Wastewater System Rev. VRDO	1.330%	6/6/08	LOC	11,730	11,730
	Los Angeles CA Wastewater System Rev. VRDO	1.350%	6/6/08	LOC	25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	1.380%	6/6/08	LOC	8,600	8,600
	Los Angeles CA Wastewater System Rev. VRDO	1.400%	6/6/08	LOC	14,440	14,440
	Los Angeles CA Wastewater System Rev. VRDO	1.430%	6/6/08	LOC	8,780	8,780
	Los Angeles County CA Housing Auth.

	Multifamily Housing Rev. VRDO	1.500%	6/6/08	LOC	12,500	12,500
	Los Angeles County CA Housing Auth.
	Multifamily Housing Rev. VRDO	1.600%	6/6/08	LOC	6,205	6,205
	Los Angeles County CA Metro. Transp. Auth. CP	1.900%	8/6/08		10,000	10,000
1	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. TOB VRDO	1.690%	6/6/08	(1)	9,655	9,655
	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev. VRDO	2.150%	6/6/08	(1)	29,905	29,905
	Los Angeles County CA Public Works
	Financing Auth. Rev.	5.000%	12/1/08	(1)	6,225	6,280
	Los Angeles County CA TRAN	4.500%	6/30/08		81,000	81,055

California Tax-Exempt Money Market Fund

	Manteca CA Redev. Agency Tax
	Allocation Rev. VRDO	1.250%	6/2/08	LOC	5,550	5,550
1	Metro. Water Dist. of Southern
	California Rev. TOB VRDO	1.540%	6/6/08		38,950	38,950
1	Metro. Water Dist. of Southern
	California Rev. TOB VRDO	1.550%	6/6/08		20,750	20,750
1	Metro. Water Dist. of Southern
	California Rev. TOB VRDO	1.590%	6/6/08		7,050	7,050
1	Metro. Water Dist. of Southern
	California Rev. TOB VRDO	1.630%	6/6/08		8,750	8,750
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.230%	6/6/08		19,790	19,790
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.250%	6/6/08		21,300	21,299
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.250%	6/6/08		19,000	19,000
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.250%	6/6/08		21,890	21,890
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.260%	6/6/08		10,400	10,400
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.290%	6/6/08		33,300	33,300
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.300%	6/6/08		32,055	32,055
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.300%	6/6/08		22,415	22,415
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.330%	6/6/08		19,300	19,300
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.330%	6/6/08		34,400	34,400
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.350%	6/6/08		6,440	6,440
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.350%	6/6/08		61,000	61,000
	Metro. Water Dist. of Southern
	California Rev. VRDO	1.380%	6/6/08		50,000	50,000
	Mission Viejo CA Community Dev.
	Financing Auth. (Mission Viejo Mall Improvement) VRDO	1.380%	6/6/08	LOC	27,500	27,500
	Mt. Diablo CA USD TRAN	4.000%	11/29/08		10,000	10,034
1	Natomas CA USD GO TOB VRDO	1.700%	6/6/08	(13)	8,740	8,740
1	New Haven CA USD TOB VRDO	1.600%	6/6/08	(12)	10,630	10,630
	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) PUT	1.800%	6/1/09		61,800	61,800
	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) VRDO	1.270%	6/6/08		21,000	21,000
1	Oakland CA Redev. Agency
	Tax Allocation (Central Dist.) VRDO	1.600%	6/6/08	LOC	13,710	13,710
	Oakland CA TRAN	4.500%	7/11/08		35,000	35,031
	Oceanside CA Multifamily Housing
	Rev. (Lakeridge Apartments) VRDO	1.320%	6/6/08	LOC	36,940	36,940
	Orange County CA Local CP	1.000%	8/5/08	LOC	4,400	4,400
	Orange County CA Sanitation Dist. COP VRDO	1.100%	6/2/08		114,675	114,675

	Orange County CA Water Dist. COP VRDO	1.300%	6/6/08		25,000	25,000
	Otay CA Water Dist. (Capital Project) COP VRDO	1.430%	6/6/08	LOC	9,400	9,400
1	Palmdale CA Community Redev.
	Agency Single Family Mortgage TOB VRDO	1.770%	6/6/08	(7)(Prere.)	5,775	5,775

California Tax-Exempt Money Market Fund

	Pittsburg CA Redev. Agency Tax Allocation
	(Los Medanos Community Dev.) VRDO	1.250%	6/2/08	LOC	6,000	6,000
1	Placentia-Yorba Linda CA USD Rev. TOB VRDO	1.590%	6/6/08		16,250	16,250
	Port of Oakland CA CP	1.410%	7/3/08	LOC	26,405	26,405
	Rancho CA Water Dist. Finance Auth. Rev. VRDO	1.350%	6/6/08	LOC	10,500	10,500
1	Rancho Santiago CA Community
	College Dist. TOB VRDO	1.760%	6/6/08	(4)	17,940	17,940
	Redlands CA Multifamily Rev.
	(Orange Village Apartments Project) VRDO	1.880%	6/6/08	LOC	5,950	5,950
	Riverside CA CTFS Partner VRDO	1.350%	6/6/08	LOC	19,500	19,500
1	Riverside CA Electric Rev. TOB VRDO	1.620%	6/6/08	(4)	4,500	4,500
1	Riverside CA Electric Rev. TOB VRDO	1.640%	6/6/08	(4)	5,000	5,000
	Riverside CA Electric Rev. VRDO	1.400%	6/6/08	LOC	15,000	15,000
	Riverside CA Electric Rev. VRDO	1.400%	6/6/08	LOC	70,000	70,000
	Riverside CA Water Rev. VRDO	1.350%	6/6/08		13,500	13,500
	Roseville CA Electric System Rev. COP VRDO	1.300%	6/6/08	LOC	17,500	17,500
1	Sacramento CA Area Flood Control
	Agency TOB VRDO	1.660%	6/6/08	(2)	4,565	4,565
1	Sacramento CA Housing Auth.
	Multifamily Rev. TOB VRDO	1.630%	6/6/08		9,435	9,435
	Sacramento CA Muni. Util. Dist. Rev. CP	1.850%	7/7/08		6,500	6,500
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.600%	6/6/08	(4)	9,905	9,905
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.620%	6/6/08	(3)(4)	15,925	15,925
	Sacramento CA Suburban Water Dist.
	COP VRDO	1.290%	6/6/08	LOC	6,200	6,200
	Sacramento County CA (Administration
	Center & Courthouse) VRDO	1.400%	6/6/08	LOC	25,925	25,925
1	Sacramento County CA Sanitation Dist.
	Financing Auth. Rev. TOB VRDO	1.600%	6/6/08	(12)	13,330	13,330
1	Sacramento County CA Sanitation Dist.
	Financing Auth. Rev. TOB VRDO	1.600%	6/6/08	LOC	3,025	3,025
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	1.640%	6/6/08	(1)	15,380	15,380
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	1.700%	6/6/08	(2)	10,375	10,375
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	1.700%	6/6/08	(2)	7,000	7,000
1	Sacramento County CA Sanitation Dist.
	Financing Auth. TOB VRDO	1.770%	6/6/08	(1)	3,995	3,995
	Sacramento County CA TRAN	4.250%	7/9/08		50,000	50,031
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.600%	6/6/08	(4)	10,350	10,350
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.600%	6/6/08	(4)	37,985	37,985
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.620%	6/6/08	(4)	8,915	8,915
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.640%	6/6/08	(4)	6,230	6,230
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.660%	6/6/08	(4)	14,275	14,275
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.660%	6/6/08	(4)	8,370	8,370

San Diego CA County & School Dist. TRAN	4.500%	6/30/08	30,450	30,471
San Diego CA Housing Auth. Multifamily
Housing Rev. (Bay Vista Apartments Projects) VRDO	1.600%	6/6/08	4,890	4,890

California Tax-Exempt Money Market Fund

	San Diego CA Housing Auth. Multifamily
	Housing Rev. (Canyon Rim Apartments) VRDO	1.600%	6/6/08	LOC	32,440	32,440
1	San Diego CA Public Fac. Financing Auth. TOB VRDO	1.620%	6/6/08	LOC	41,000	41,000
1	San Diego CA USD TOB VRDO	1.600%	6/6/08	(4)	5,320	5,320
1	San Diego CA USD TOB VRDO	1.600%	6/6/08	(4)	8,455	8,455
	San Diego CA USD TRAN	4.500%	7/22/08		75,000	75,086
1	San Diego CA Water Auth. Rev. COP TOB VRDO	1.640%	6/6/08	(1)	2,700	2,700
1	San Diego CA Water Auth. Rev. COP TOB VRDO	1.670%	6/6/08	(4)	12,665	12,665
1	San Diego CA Water Auth. Rev. COP TOB VRDO	1.670%	6/6/08	(4)	9,120	9,120
	San Diego County CA Regional Transp. Auth.
	Sales Tax Rev. VRDO	1.350%	6/6/08		16,050	16,050
	San Diego County CA Water Auth. CP	1.400%	6/12/08		10,000	10,000
	San Diego County CA Water Auth. CP	1.250%	6/30/08		5,000	5,000
	San Diego County CA Water Auth. CP	1.850%	8/5/08		20,000	20,000
	San Diego County CA Water Auth. CP	1.900%	8/7/08		13,200	13,200
1	San Diego County CA Water Auth. Rev.
	COP TOB VRDO	1.620%	6/6/08	(4)	16,900	16,900
1	San Diego County CA Water Auth. Rev. TOB VRDO	1.630%	6/6/08	(4)	9,800	9,800
1	San Diego County CA Water Auth. TOB VRDO	1.630%	6/6/08	(4)	9,145	9,145
1	San Diego County CA Water Auth. TOB VRDO	1.630%	6/6/08	(4)	7,500	7,500
1	San Diego County CA Water Auth. TOB VRDO	1.630%	6/6/08	(4)	9,750	9,750
1	San Francisco CA Bay Area Rapid Transit Dist.
	Sales Tax Rev. TOB VRDO	1.770%	6/6/08	(1)	13,595	13,595
1	San Francisco CA Bay Area Rapid Transit Rev.
	TOB VRDO	1.550%	6/6/08		9,995	9,995
1	San Francisco CA Bay Area Rapid Transit Rev.
	TOB VRDO	1.590%	6/6/08		6,170	6,170
1	San Francisco CA Bay Area Rapid Transit Rev.
	TOB VRDO	1.590%	6/6/08		9,385	9,385
	San Francisco CA City & County GO	4.000%	6/15/09		44,595	45,667
1	San Francisco CA City & County International
	Airport Rev. TOB VRDO	1.620%	6/6/08	(1)	4,500	4,500
	San Francisco CA City & County International
	Airport Rev. VRDO	1.550%	6/6/08	(4)	16,750	16,750
	San Francisco CA City & County International
	Airport Rev. VRDO	1.550%	6/6/08	LOC	21,750	21,750
	San Francisco CA City & County International
	Airport Rev. VRDO	1.800%	6/6/08	(4)	20,000	20,000
	San Francisco CA City & County Redev. Agency
	Multifamily Rev. VRDO	1.650%	6/6/08		15,200	15,200

1	San Francisco CA City & County TOB VRDO	1.600%	6/6/08	(4)	4,340	4,340
1	San Francisco CA City & County TOB VRDO	1.620%	6/6/08	(4)	4,995	4,995
	San Jacinto CA USD COP VRDO	1.650%	6/6/08	(4)	4,550	4,550
	San Joaquin County CA Transp. Auth.
	Sales Tax Rev. CP	0.700%	8/4/08	LOC	50,000	50,000
	San Jose CA Financing Auth. Lease Rev. CP	1.350%	6/10/08	LOC	70,852	70,852
	San Jose CA Multifamily Housing Rev.
	(Cinnabar Commons) VRDO	1.500%	6/6/08	LOC	9,000	9,000
	San Jose CA Redev. Agency VRDO	1.540%	6/6/08	LOC	15,600	15,600
	San Jose CA Redev. Agency VRDO	1.600%	6/6/08	LOC	9,500	9,500
1	San Jose CA USD GO TOB VRDO	1.590%	6/6/08		8,525	8,525
1	San Jose Evergreen CA Community
	College Dist.TOB VRDO	1.640%	6/6/08	(4)	6,800	6,800
1	San Luis Obispo County CA Financing
	Auth.TOB VRDO	2.410%	6/6/08	(1)	13,040	13,040

California Tax-Exempt Money Market Fund

1	San Mateo County CA Community College
	Dist.TOB VRDO	1.550%	6/6/08		22,830	22,830
1	San Mateo County CA Community College
	Dist.TOB VRDO	1.590%	6/6/08		8,405	8,405
1	San Ramon Valley CA USD GO TOB VRDO	1.600%	6/6/08	(4)	5,135	5,135
1	San Ramon Valley CA USD GO TOB VRDO	1.600%	6/6/08	(4)	5,205	5,205
	Santa Clara CA Electric Rev. VRDO	1.000%	6/2/08	LOC	6,770	6,770
	Santa Clara CA Electric Rev. VRDO	1.450%	6/6/08	LOC	12,000	12,000
	Santa Clara County CA Financing Auth.
	Lease Rev. (VMC Facilities Replacement Project) VRDO	1.400%	6/6/08		8,635	8,635
	Santa Rosa CA Waste Water Rev. VRDO	1.380%	6/6/08	LOC	14,000	14,000
1	Sequoia CA USD TOB VRDO	1.670%	6/6/08	(4)	5,860	5,860
1	Sonoma County CA (Jr. College District) TOB VRDO	1.630%	6/6/08	(4)	5,155	5,155
	Sonoma County CA TRAN	4.000%	10/17/08		31,000	31,081
	South Coast CA Local Educ. Agencies TRAN	4.500%	6/30/08		25,000	25,016
	South Placer CA Wastewater Auth. Rev. VRDO	1.300%	6/6/08	LOC	22,850	22,850
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	1.410%	6/2/08		23,245	23,245
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	1.660%	6/6/08		17,400	17,400
	Southern California Public Power Auth.
	Rev. (Transmission Project) VRDO	1.300%	6/6/08	(4)	28,095	28,095
	Southern California Public Power Auth.
	Rev. (Transmission Project) VRDO	1.450%	6/6/08	(4)	6,595	6,595
	Southern California Public Power Auth.
	Rev. (Transmission Project) VRDO	1.550%	6/6/08	(4)	55,150	55,150
	Univ. of California Regents CP	0.850%	6/2/08		29,360	29,360
	Univ. of California Regents CP	2.050%	6/5/08		25,000	25,000
	Univ. of California Regents CP	1.600%	6/6/08		25,000	25,000
	Univ. of California Regents CP	2.050%	6/6/08		20,000	20,000
	Univ. of California Regents CP	1.380%	6/9/08		35,150	35,150
	Univ. of California Regents CP	1.200%	7/9/08		3,500	3,500
	Univ. of California Regents CP	1.850%	7/9/08		23,900	23,900
	Univ. of California Regents CP	1.550%	10/2/08		33,200	33,200
	Univ. of California Regents VRDO	1.400%	6/2/08		24,900	24,900
	Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/08	(Prere.)	8,485	8,626
1	Univ. of California Rev. TOB VRDO	1.590%	6/6/08		3,270	3,270
1	Univ. of California Rev. TOB VRDO	1.600%	6/6/08	(4)	2,580	2,580
1	Univ. of California Rev. TOB VRDO	1.600%	6/6/08	(4)	9,845	9,845
1	Univ. of California Rev. TOB VRDO	1.600%	6/6/08	(3)(4)	20,695	20,695
1	Univ. of California Rev. TOB VRDO	1.600%	6/6/08	(4)	6,470	6,470
1	Univ. of California Rev. TOB VRDO	1.610%	6/6/08	(4)	20,000	20,000
1	Univ. of California Rev. TOB VRDO	1.610%	6/6/08	(4)	2,450	2,450
1	Univ. of California Rev. TOB VRDO	1.620%	6/6/08		2,475	2,475
1	Univ. of California Rev. TOB VRDO	1.620%	6/6/08		1,890	1,890
1	Univ. of California Rev. TOB VRDO	1.620%	6/6/08		4,145	4,145
1	Univ. of California Rev. TOB VRDO	1.780%	6/6/08	(4)	7,000	7,000
	Val Verde CA USD COP VRDO	1.350%	6/6/08	LOC	16,800	16,800

	Ventura County CA TRAN	4.500%	7/1/08		30,000	30,023
1	Vista CA USD GO TOB VRDO	1.600%	6/6/08	(4)	6,390	6,390
1	West Contra Costa CA USD TOB VRDO	1.620%	6/6/08	(4)	5,015	5,015
1	Yosemite CA Community College Dist. TOB VRDO	1.600%	6/6/08	(4)	4,000	4,000
1	Yosemite CA Community College Dist. TOB VRDO	1.610%	6/6/08	(3)(4)	17,520	17,520

California Tax-Exempt Money Market Fund

Outside California:
1 Puerto Rico GO TOB VRDO	1.630%	6/6/08 (Prere.)	13,985	13,985
Total Municipal Bonds (Cost $8,380,308)				8,380,308
Other Assets and Liabilities (–0.7%)
Other Assets—Note B				86,945
Liabilities				(141,594)
				(54,649)
Net Assets (100%)
Applicable to 8,325,370,144 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				8,325,659
Net Asset Value Per Share				$1.00

At May 31, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	8,325,656	1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	3	—
Unrealized Appreciation	—	—
Net Assets	8,325,659	$1.00

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $2,201,301,000, representing 26.4% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008. For a key to abbreviations and other references, see page 25.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	108,661
Total Income	108,661
Expenses
The Vanguard Group—Note B
Investment Advisory Services	416
Management and Administrative	2,721
Marketing and Distribution	1,125
Custodian Fees	29
Shareholders’ Reports	8
Trustees’ Fees and Expenses	4
Total Expenses	4,303
Expenses Paid Indirectly—Note C	(29)
Net Expenses	4,274
Net Investment Income	104,387
Realized Net Gain (Loss) on Investment Securities Sold	27
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	104,414

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	104,387	273,496
Realized Net Gain (Loss)	27	(15)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	104,414	273,481
Distributions
Net Investment Income	(104,387)	(273,496)
Realized Capital Gain	—	—
Total Distributions	(104,387)	(273,496)
Capital Share Transactions (at $1.00)
Issued	3,739,714	7,645,640
Issued in Lieu of Cash Distributions	98,974	258,641
Redeemed	(4,136,234)	(6,500,991)
Net Increase (Decrease) from Capital Share Transactions	(297,546)	1,403,290
Total Increase (Decrease)	(297,519)	1,403,275
Net Assets
Beginning of Period	8,623,178	7,219,903
End of Period	8,325,659	8,623,178

California Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012	.035	.032	.021	.010	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.012	.035	.032	.021	.010	.009
Distributions
Dividends from Net Investment Income	(.012)	(.035)	(.032)	(.021)	(.010)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.035)	(.032)	(.021)	(.010)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.23%	3.55%	3.24%	2.17%	1.05%	0.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,326	$8,623	$7,220	$6,162	$4,758	$3,967
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.44%*	3.49%	3.20%	2.17%	1.06%	0.90%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $684,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $29,000.

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

California Tax-Exempt Money Market Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

California Intermediate-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	628	4,253	43,475
Yield[3]		3.5%	4.0%
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity	3.9%[4]	3.5%	4.0%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	6.4 years	6.8 years	13.2 years
Average Quality	AA+	AA+	AA+
Average Duration	5.0 years	5.2 years	7.7 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	2.1%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	4.5%
1–5 Years	32.8
5–10 Years	51.1
10–20 Years	10.5
20–30 Years	1.1

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.89	0.99
Beta	0.97	0.88

Distribution by Credit Quality (% of portfolio)

AAA	56.3%
AA	23.1
A	17.1
BBB	3.5

Investment Focus

1  Lehman 7 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 84–85.

4  Before expenses.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 84–85.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): November 30, 1997–May 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.7%	4.8%	7.5%	7.3%
1999	–4.1	4.4	0.3	0.5
2000	3.0	5.0	8.0	6.6
2001	2.8	4.6	7.4	8.1
2002	1.5	4.4	5.9	7.0
2003	1.7	4.1	5.8	7.0
2004	–1.5	3.9	2.4	2.9
2005	–1.8	3.9	2.1	2.2
2006	1.3	4.1	5.4	5.1
2007	–1.5	4.0	2.5	4.2
2008[2]	–0.6	1.9	1.3	2.3

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/4/1994	2.07%	3.05%	0.17%	4.29%	4.46%
Admiral Shares	11/12/2001	2.14	3.12	–0.60[4]	4.11[4]	3.51[4]

1  Lehman 7 Year Municipal Bond Index.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 53–54 for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.1%)
ABAG Finance Auth. for Non-Profit Corp.
California (Children’s Hosp. Medical Center) COP	6.000%	12/1/09 (2)(Prere.)	9,180	9,791
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (1)	10,150	10,506
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	6,645
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29 (2)	30,000	9,427
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	8,000	2,366
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	1,965
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	2,947
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,614
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,807
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,903
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,008
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,113
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	11,821
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	14,932
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,120
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,603
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/14 (4)	2,330	2,519
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/15 (4)	4,010	4,271
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (4)	5,000	5,299
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (1)	1,915	2,039
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/17 (4)	2,750	2,959
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/20 (1)	4,210	4,517
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/21 (1)	4,425	4,717
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/22 (1)	4,660	4,936
Anaheim CA Public Finance Auth.

Electric System Rev.	5.000%	10/1/24 (1)	5,175	5,427
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/25 (1)	5,450	5,699
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,371
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,452

California Intermediate-Term Tax-Exempt Fund

Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,097
Antioch CA Public Finance Auth.
Reassessment Rev.	5.000%	9/2/13 (2)	10,030	10,081
Bakersfield CA WasteWater Rev.	5.000%	9/15/24 (4)	7,600	8,015
Bakersfield CA WasteWater Rev.	5.000%	9/15/25 (4)	10,065	10,584
Bakersfield CA WasteWater Rev.	5.000%	9/15/27 (4)	10,400	10,855
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	33,581
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (3)	50,000	51,707
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/16	6,400	7,056
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	12,330	13,601
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	21,440	23,439
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	11,825	12,458
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,812
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	5,010
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (3)	2,465	2,224
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (3)	2,525	2,176
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (3)	2,590	2,137
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (3)	2,655	2,087
California County CA Tobacco Securitization Agency	0.000%	6/1/21	15,000	11,741
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)(ETM)	90	98
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,550	3,841
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/24	5,000	5,307
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26	8,465	8,922
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/14	360	404
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/15	380	429
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/16	400	454
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/14	10,000	10,965
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/09	1,260	1,288
California GO	5.750%	12/1/09 (3)	11,765	12,349
California GO	5.750%	2/1/11 (3)	6,500	6,981
California GO	5.375%	4/1/12 (Prere.)	6,970	7,602
California GO	5.000%	6/1/12	16,280	17,353
California GO	5.375%	4/1/15	125	133
California GO	5.250%	2/1/18 (1)	5,000	5,475
California GO	6.000%	2/1/18 (2)	6,240	7,193
California GO	5.000%	8/1/19	30,000	31,354
California GO	5.000%	3/1/20	55,385	57,429
California GO	5.000%	8/1/20	10,000	10,453
California GO	5.000%	6/1/22	13,260	13,654
California GO	5.000%	9/1/23	12,120	12,483
California GO	5.000%	10/1/23	12,500	12,877
California GO	5.000%	12/1/23	5,000	5,168

California GO	5.000%	8/1/24 (4)	37,225	38,769
California GO	5.000%	10/1/24	16,940	17,380
California GO	5.000%	11/1/24	10,000	10,287
California GO	5.000%	12/1/25	21,015	21,526
California GO	5.000%	3/1/26	10,070	10,244
California GO	5.000%	4/1/26	25,000	25,525

California Intermediate-Term Tax-Exempt Fund

	California GO	5.500%	3/1/27	12,900	13,709
	California GO	5.000%	4/1/27	24,285	24,699
	California GO	5.250%	11/1/27	4,000	4,131
1	California GO TOB VRDO	1.620%	6/6/08 (4)	5,500	5,500
	California GO VRDO	1.150%	6/2/08 LOC	4,000	4,000
	California GO VRDO	1.350%	6/2/08 LOC	2,565	2,565
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System)	5.000%	3/1/16	2,170	2,231
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System)	5.000%	3/1/19	1,025	1,035
	California Health Fac. Finance Auth. Rev.
	(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,742
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/08 (1)	2,230	2,237
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,479
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,126
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,734
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,520
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/25	5,000	5,168
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,233
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,094
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,755
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,433
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,905
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,741
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,428
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,411
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,094
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,464
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,412
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,675
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,792
	California Health Fac. Finance Auth. Rev.
	(Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,648
	California Health Fac. Finance Auth. Rev.
	(Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,673
	California Health Fac. Finance Auth. Rev.
	(Stanford Hosp.)	5.000%	11/15/14	2,715	2,851

California Intermediate-Term Tax-Exempt Fund

California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,129
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,499
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11	10,000	9,986
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	1,030	1,053
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,530
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,393
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,145
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,405
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	1.650%	6/2/08 (1)	12,000	12,000
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (3)	1,785	1,856
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (3)	1,040	1,072
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (3)	1,145	1,166
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,675
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,741
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,804
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,377
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,337
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,099
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,459
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,381
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,562
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,802
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	3,996
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,245
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	18,395	18,839
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	1.400%	6/2/08	4,500	4,500
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	19,852
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	28,291

California Intermediate-Term Tax-Exempt Fund

California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	19,112
California PCR Financing Auth. Solid Waste
Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10	1,000	1,000
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	4,022
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,802
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/08	7,085	7,086
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/09	9,000	9,253
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/10	4,000	4,186
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,698
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,306
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,386
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,443
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,616
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	10,583
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,725
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,414
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18 (3)	10,310	11,147
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/19 (3)	5,000	5,369
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/20 (3)	7,670	8,196
California Public Works Board Lease Rev.
(Secretary of State)	6.500%	12/1/08 (2)	5,000	5,112
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/16 (1)	4,750	4,855
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	4/1/25	5,765	5,939
California Public Works Board Lease Rev.
(Univ. of California)	5.250%	11/1/26 (1)	9,010	9,467
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/10	3,500	3,705
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,530
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/12 (1)	10,000	10,772
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (10)(Prere.)	9,000	9,911
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	16,985	18,563
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14	12,500	13,880

California Intermediate-Term Tax-Exempt Fund

California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	25,000	27,101
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	50,000	52,718
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.250%	6/2/08 LOC	32,000	32,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.400%	6/2/08 LOC	1,400	1,400
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.400%	6/2/08 LOC	12,985	12,985
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	22,688
California State Econ. Recovery Bonds	5.000%	7/1/09	12,855	13,264
California State Econ. Recovery Bonds	5.250%	7/1/12	33,940	36,746
California State Econ. Recovery Bonds	5.250%	7/1/13	32,275	35,405
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,130
California State Econ. Recovery Bonds PUT	4.000%	3/1/10	37,180	37,991
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	55,000	57,124
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	55,000	57,525
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	20,000	21,098
California State Econ. Recovery Bonds VRDO	1.300%	6/2/08	19,000	19,000
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	5,790
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	21,863
California State Univ. Rev. Systemwide	5.000%	11/1/24	11,190	11,734
California State Univ. Rev. Systemwide	5.000%	11/1/25	11,820	12,356
California State Univ. Rev. Systemwide	5.000%	11/1/26	12,530	13,047
California State Univ. Rev. Systemwide	5.000%	11/1/27	5,000	5,186
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	14,677
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	24,258
California Statewide Community Dev. Auth. Rev.	4.500%	7/1/18 (4)	17,000	17,144
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	14,982
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	235	240
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	770	787
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,000
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,544
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	2,155	2,234
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,555
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,297
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	5,013
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	4,957
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,390	2,353
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,615

California Intermediate-Term Tax-Exempt Fund

	California Statewide Community Dev. Auth.
	Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,778
	California Statewide Community Dev. Auth.
	Rev. (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,090
	California Statewide Community Dev. Auth.
	Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,540
	California Statewide Community Dev. Auth.
	Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,621
	California Statewide Community Dev. Auth.
	Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,526
	California Statewide Community Dev. Auth.
	Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,773
	California Statewide Community Dev. Auth.
	Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,366
	California Statewide Community Dev. Auth.
	Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	5,147
	Chino Basin CA Regional Financing Auth. Rev.
	(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,356
	Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	4,064
	Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,294
	Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	4,833
	Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,434
	Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,616
	Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,821
	Contra Costa County CA Public
	Financing Lease Rev.	5.000%	6/1/22 (1)	15,300	16,058
	Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,439
	East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/17 (3)	2,100	2,312
	Fontana CA Public Finance Auth. Subordinate
	Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,216
	Fontana CA Public Finance Auth. Subordinate
	Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,948
	Fontana CA Public Finance Auth. Subordinate
	Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,552
	Fontana CA Public Finance Auth. Subordinate
	Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,546
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,251
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,343
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,435
2	Foothill/Eastern Corridor Agency
	California Toll Road Rev.	5.250%	1/15/13 (1)	5,000	5,157
2	Foothill/Eastern Corridor Agency
	California Toll Road Rev.	5.375%	1/15/15 (1)	5,000	5,146
	Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,413
	Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,283
	Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,257
	Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,051
	Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	3,856
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	6,930	7,403
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	21,480	23,434

Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,455
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	9,000	9,870
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	35,820	40,913
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	26,790	30,751
Golden State Tobacco Securitization Corp. California	7.800%	6/1/13 (Prere.)	25,170	30,029
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	17,500	14,540

California Intermediate-Term Tax-Exempt Fund

Golden State Tobacco Securitization Corp. California	6.250%	6/1/33 (Prere.)	20,000	21,712
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37	30,000	17,831
Imperial Irrigation Dist. of California
(Electric System) COP	5.200%	11/1/09 (1)	6,905	7,047
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21	10,190	9,522
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,533
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,749
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,701
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,001
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/15 (2)	2,925	3,020
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/16 (2)	3,045	3,144
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	8,723
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,789
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,380
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,597
Kings River Conservation Dist. California COP	5.000%	5/1/15	4,345	4,452
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,141
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,317
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,514
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	8,724
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09 (2)	3,735	3,896
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	4,113
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,092
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,660
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.250%	5/1/09 (2)(Prere.)	2,035	2,118
Long Beach CA Finance Auth. Rev.	3.203%	11/15/25	16,845	12,634
Long Beach CA Finance Auth. Rev.	3.223%	11/15/26	22,025	16,519
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,512
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,644
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,809
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,026
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	6,796
Los Angeles CA Community College Dist. GO	5.000%	8/1/18 (4)	12,355	13,389
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	15,913
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.000%	8/15/10 (1)	10,975	11,803
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.125%	8/15/11 (1)	1,300	1,432
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/11 (1)	13,255	14,020
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/13 (1)	10,500	11,294
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13 (1)(ETM)	3,500	3,566
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15 (1)	4,600	4,878
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/15 (1)(ETM)	10,000	10,183
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/17 (1)(ETM)	7,600	7,739
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/19 (4)	17,000	17,852
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	21,580

California Intermediate-Term Tax-Exempt Fund

Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	11,475	11,554
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,178
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (3)	7,480	8,055
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/25 (3)	7,725	7,939
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/28 (3)	8,980	9,161
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (3)	13,330	13,647
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (3)	13,995	14,249
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (3)	14,700	14,904
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (3)	15,435	15,595
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,248
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,248
Los Angeles CA USD GO	5.000%	7/1/10	10,840	11,408
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	9,761
Los Angeles CA USD GO	5.000%	7/1/11	13,325	14,206
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,866
Los Angeles CA USD GO	4.500%	7/1/12 (4)	11,990	12,719
Los Angeles CA USD GO	4.500%	7/1/12 (4)	5,515	5,850
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,749
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,635
Los Angeles CA USD GO	5.000%	7/1/13 (4)	4,650	5,067
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,230
Los Angeles CA USD GO	5.000%	7/1/14 (4)	5,000	5,491
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,650
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,200
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,235
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,374
Los Angeles CA USD GO	5.500%	7/1/17 (3)	10,000	11,378
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,340
Los Angeles CA USD GO	5.000%	7/1/18 (3)	5,000	5,403
Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,469
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,320
Los Angeles CA USD GO	5.000%	7/1/19 (3)	7,000	7,507
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,093
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	16,907
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	17,671
Los Angeles CA USD GO	4.500%	7/1/23 (4)	30,825	31,191
Los Angeles CA USD GO	5.000%	7/1/23 (4)	12,975	13,732
Los Angeles CA USD GO	5.000%	7/1/23 (4)	23,535	24,908
Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	6,322
Los Angeles CA USD GO	5.000%	7/1/24 (4)	6,745	7,118
Los Angeles CA USD GO	5.000%	7/1/24 (4)	17,210	18,161
Los Angeles CA USD GO	4.500%	7/1/26 (2)	10,000	9,770
Los Angeles CA USD GO	4.500%	1/1/28 (1)	8,500	8,168
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26 (1)	17,280	17,702
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,611
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,151

California Intermediate-Term Tax-Exempt Fund.

Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	3,005
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.250%	7/1/14 (4)	14,000	15,008
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/16 (4)	8,410	9,039
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,749
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/14 (1)	24,180	25,944
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/15 (4)	10,000	11,062
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/15 (1)	8,540	9,171
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/16 (4)	4,000	4,509
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/17 (4)	7,000	7,900
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/19 (4)	7,500	8,424
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/19 (1)	4,860	5,052
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/20 (1)	6,155	6,355
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/21 (1)	6,460	6,640
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/22 (1)	6,790	6,956
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	2,175	2,220
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	3,095	3,149
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,757
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,661
MSR California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (1)	1,500	1,571
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,315	2,739
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,010
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/12	21,495	23,248
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/24	7,290	7,715
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,317
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,091
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,580
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,703
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,432
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,245
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,352
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,158
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,646
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,496
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	943
Northern California Gas Auth. No. 1 Rev.	2.257%	7/1/13	19,770	18,188
Northern California Gas Auth. No. 1 Rev.	2.407%	7/1/17	23,385	19,877
Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,051
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,936

California Intermediate-Term Tax-Exempt Fund

Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23 (12)	5,000	5,281
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24 (12)	3,695	3,890
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25 (12)	5,405	5,673
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26 (12)	4,190	4,380
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,190
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,605
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,302
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,065
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,619
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	14,070	14,454
Oakland CA USD GO	5.000%	8/1/19 (4)	13,425	14,590
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,378
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,854
Orange County CA Airport Rev.	5.000%	7/1/18 (4)	1,500	1,583
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,509
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,584
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,682
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/11 (2)	15,445	16,637
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,078
Orange County CA Sanitation Dist. COP	5.000%	2/1/18 (4)	7,470	8,096
Orange County CA Sanitation Dist. COP	5.000%	2/1/19 (4)	7,840	8,420
Orange County CA Sanitation Dist. COP VRDO	1.250%	6/2/08	1,100	1,100
Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (1)	2,670	2,760
Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (1)	7,080	7,309
Pasadena CA Electric Rev.	5.000%	6/1/17 (1)	2,320	2,442
Pasadena CA Electric Rev.	5.000%	6/1/18 (1)	2,535	2,634
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	12,005	15,356
Port of Oakland CA Rev.	5.000%	11/1/11 (3)	5,160	5,449
Port of Oakland CA Rev.	5.000%	11/1/12 (3)	2,650	2,811
Port of Oakland CA Rev.	5.250%	11/1/12 (3)(Prere.)	5,000	5,466
Port of Oakland CA Rev.	5.250%	11/1/12 (3)(Prere.)	5,000	5,466
Port of Oakland CA Rev.	5.250%	11/1/12 (3)(Prere.)	6,300	6,887
Port of Oakland CA Rev.	5.250%	11/1/12 (3)(Prere.)	7,150	7,816
Port of Oakland CA Rev.	5.000%	11/1/19 (1)	8,000	8,505
Port of Oakland CA Rev.	5.000%	11/1/19 (1)	7,750	8,239
Port of Oakland CA Rev.	5.000%	11/1/20 (1)	6,400	6,748
Port of Oakland CA Rev.	5.000%	11/1/26 (1)	10,000	10,270
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,174
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,602
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,989
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,012
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,381
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27	12,000	11,941
Riverside CA Electric Rev.	5.375%	10/1/08 (2)(Prere.)	2,300	2,350
Riverside CA Electric Rev.	5.375%	10/1/13 (2)	3,595	3,660
Riverside CA Electric Rev.	5.000%	10/1/23 (4)	2,160	2,285

California Intermediate-Term Tax-Exempt Fund

	Riverside CA Electric Rev.	5.000%	10/1/24 (4)	1,000	1,054
	Riverside CA Electric Rev.	5.000%	10/1/25 (4)	2,000	2,102
	Riverside CA Electric Rev.	5.000%	10/1/26 (4)	2,500	2,617
	Riverside CA Electric Rev.	5.000%	10/1/27 (4)	3,570	3,722
3	Riverside County CA Transp.
	Commission Sales Tax Rev. PUT	5.000%	12/1/09	15,000	15,525
	Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	2,280	2,239
	Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	9,744
	Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11 (1)	4,730	4,786
	Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14 (1)	5,500	5,565
	Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15 (1)	5,755	5,823
	Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17 (1)	4,760	4,815
	Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,852
	Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (1)	4,170	4,377
	Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,776
	Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (3)	12,860	13,344
	Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (3)	13,670	14,087
	Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (1)	28,000	29,150
	Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (1)	2,185	2,344
	Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/13 (2)	2,850	2,912
	Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,064
	Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,660
	Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/15 (1)	8,270	8,450
3	Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16 (4)	10,000	10,992
	Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17 (1)	4,000	4,205
	Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	10,639
	Sacramento County CA Airport Rev.	5.000%	7/1/23 (4)	2,000	2,102
	Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	2,500	2,619
	Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	1,785	1,879
	Sacramento County CA Public Fac.
	Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	2,425	2,506
	Sacramento County CA Sanitation
	Dist.Financing Auth.	6.000%	12/1/13	2,500	2,719
	Sacramento County CA Sanitation
	Dist.Financing Auth.	6.000%	12/1/15	2,500	2,701
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/17 (3)	1,000	1,088
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/19 (3)	8,000	8,572
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/20 (3)	2,055	2,184
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/21 (3)	6,000	6,340
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/22 (3)	5,495	5,772
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/23 (3)	7,030	7,346

Sacramento County CA Sanitation
Dist.Financing Auth.	5.000%	12/1/25 (3)	5,000	5,194
Sacramento County CA Water
Financing Auth. Rev. Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,346
San Bernardino County CA Justice
Center and Airport COP	5.000%	7/1/14 (1)	5,585	5,966
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,713
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,701
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	9,998

California Intermediate-Term Tax-Exempt Fund

San Diego CA Community College Dist. GO	5.000%	8/1/23 (4)	5,000	5,294
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,052
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,778
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	6,098
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,681
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	9,200	10,224
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	15,250	16,947
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	10,000	11,113
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,306
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	6,002
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	12,915
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,848
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,102
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,588
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,504
San Diego CA USD GO	5.500%	7/1/27 (4)	20,000	22,406
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	6,834
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,691
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,451
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,295
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	7,634
San Diego CA Water Auth. Rev. COP	5.000%	5/1/24 (4)	6,000	6,316
San Diego CA Water Auth. Rev. COP	5.000%	5/1/25 (4)	7,595	7,970
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,078
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,547
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,026
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,939
San Francisco CA City & County COP
(San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,027
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,573
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,015	4,367
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (1)	2,430	2,586
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/14 (1)	3,185	3,373
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/26	25,000	25,424
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/27 (3)	13,075	12,933
San Francisco CA City & County Redev.
Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,468
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (1)	4,865	5,142
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,485
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/11 (1)	7,140	6,539
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/14 (1)	5,500	4,353
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,394
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,195
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,606

San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (1)	9,570	10,046
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,439
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,476

California Intermediate-Term Tax-Exempt Fund

San Jose CA Redev. Agency	5.000%	8/1/22 (2)	13,705	14,183
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	40,000	41,214
San Jose CA Redev. Agency	5.000%	8/1/24 (1)	53,360	55,222
San Jose CA Redev. Agency	5.000%	8/1/25 (1)	24,980	25,719
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,540	2,723
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,790	2,991
San Juan CA USD GO	5.500%	8/1/10 (3)(Prere.)	1,930	2,079
San Juan CA USD GO	5.500%	8/1/10 (3)(Prere.)	1,950	2,101
San Juan CA USD GO	5.600%	8/1/10 (3)(Prere.)	2,745	2,963
San Juan CA USD GO	5.600%	8/1/10 (3)(Prere.)	2,685	2,898
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,071
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,203
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/11 (Prere.)	2,225	2,400
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,126
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	1,014
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,410
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,175
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,394
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,615
San Mateo County CA Community College Dist. GO	0.000%	9/1/21 (1)	4,645	2,441
San Mateo County CA Community College Dist. GO	0.000%	9/1/22 (1)	5,675	2,811
San Mateo County CA Community College Dist. GO	0.000%	9/1/24 (1)	2,825	1,242
San Mateo County CA Community College Dist. GO	0.000%	9/1/25 (1)	4,000	1,660
San Mateo County CA Community College Dist. GO	5.000%	9/1/26	3,170	3,311
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	4,275	4,459
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	1,865	1,945
Santa Ana CA Community Redev.
Agency Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,777
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09 (1)	3,040	3,120
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (1)	1,600	1,642
Santa Ana CA Finance Auth. Rev. VRDO	1.270%	6/2/08 LOC	5,600	5,600
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,082
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,541
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,149
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,898
Santa Clara CA Electric Rev.	5.250%	7/1/17 (1)	1,475	1,584
Santa Clara CA Electric Rev.	5.250%	7/1/18 (1)	1,720	1,820
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	5,036
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11 (2)	4,535	4,792
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,154
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12 (2)	4,785	5,047
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/17	11,540	12,610
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/18	10,000	10,906

Santa Clara County CA Financing Auth. Lease Rev.	5.000%	5/15/28	15,150	15,508
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/08 (2)	3,345	3,363
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09 (2)	3,860	3,946
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09 (1)	2,000	2,117
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10 (2)	2,245	2,295
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (1)	4,630	5,090
Solano County CA COP	5.000%	11/1/17 (1)	4,110	4,497
Solano County CA COP	5.000%	11/1/18 (1)	3,810	4,134
Solano County CA COP	5.000%	11/1/19 (1)	3,995	4,300
Solano County CA COP	5.000%	11/1/20 (1)	4,195	4,474
Solano County CA COP	5.000%	11/1/21 (1)	4,405	4,670
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/08 (1)	5,610	5,672
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09 (1)	5,000	5,259

California Intermediate-Term Tax-Exempt Fund

South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (1)	3,300	3,580
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (1)	3,490	3,879
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,829
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,324
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/31 (3)	7,255	7,225
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/23	5,250	5,367
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/24	5,000	5,111
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/25	5,000	5,109
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/26	2,500	2,547
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,864
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	1,974
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,054
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,144
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,380
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	10,245	9,267
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	6,948
Univ. of California Regents	5.000%	5/15/19 (1)	5,075	5,372
Univ. of California Regents	5.000%	5/15/20 (1)	5,065	5,323
Univ. of California Regents	5.000%	5/15/25	15,085	15,654
Univ. of California Regents	5.000%	5/15/26	14,095	14,568
Univ. of California Rev.	3.000%	5/15/11	1,235	1,246
Univ. of California Rev.	3.000%	5/15/12	2,000	2,007
Univ. of California Rev.	5.000%	5/15/17 (4)	33,320	36,171
Univ. of California Rev.	5.000%	5/15/18 (4)	3,000	3,188
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	10,859
Univ. of California Rev.	5.000%	5/15/19 (4)	4,375	4,699
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	33,073
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	15,870
Univ. of California Rev.	5.000%	5/15/22 (4)	11,910	12,598
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/08 (Prere.)	1,000	1,018
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/09 (3)(Prere.)	3,150	3,297
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,537
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,775
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13 (4)	4,320	4,457
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,308
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,455
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,481
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,860
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,596
Vista CA USD GO	5.375%	8/1/15 (4)	150	162
Vista CA USD GO	5.375%	8/1/16 (4)	190	205

Vista CA USD GO	5.375%	8/1/17 (4)	160	173
Western Placer County CA USD PUT	3.625%	12/1/09 (4)	8,500	8,667

California Intermediate-Term Tax-Exempt Fund

Outside California:
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/09 (1)(ETM)	5,250	5,470
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (1)(ETM)	1,000	1,126
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,772
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	2,700	2,905
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	4,000	4,303
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	13,025
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,403
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (1)	8,235	8,950
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/24 (3)	10,765	10,776
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/25 (1)	10,000	10,653
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	501
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,724
Puerto Rico GO	5.250%	7/1/23	5,000	5,016
Puerto Rico Govt. Dev. Bank VRDO	2.400%	6/6/08 (1)	4,900	4,900
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (1)	2,250	2,399
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,172
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/22 (3)	12,000	12,392
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	5,835	6,016
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	12,670	13,459
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,530
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,120
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,070
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,387
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,441
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	16,310	17,779
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,028
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	20,246
Univ. of Puerto Rico Rev.	5.200%	6/1/10 (1)(Prere.)	1,215	1,285
Univ. of Puerto Rico Rev.	5.750%	6/1/10 (1)(Prere.)	1,000	1,068
Univ. of Puerto Rico Rev.	5.750%	6/1/10 (1)(Prere.)	2,000	2,137
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,272
Total Municipal Bonds (Cost $4,845,596)				4,849,440
Other Assets and Liabilities (–0.1%)
Other Assets—Note B				78,312
Liabilities				(81,771)
				(3,459)
Net Assets (100%)				4,845,981

California Intermediate-Term Tax-Exempt Fund

At May 31, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	4,867,969
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(25,785)
Unrealized Appreciation (Depreciation)
Investment Securities	3,844
Futures Contracts	(47)
Net Assets	4,845,981

Investor Shares—Net Assets
Applicable to 128,971,586 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,399,289
Net Asset Value Per Share—Investor Shares	$10.85

Admiral Shares—Net Assets
Applicable to 317,680,063 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	3,446,692
Net Asset Value Per Share—Admiral Shares	$10.85

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $5,500,000, representing 0.1% of net assets.

2  Securities with a value of $7,209,000 have been segregated as initial margin for open futures contracts.

3  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 50.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	92,520
Total Income	92,520
Expenses
The Vanguard Group—Note B
Investment Advisory Services	214
Management and Administrative
Investor Shares	744
Admiral Shares	774
Marketing and Distribution
Investor Shares	166
Admiral Shares	352
Custodian Fees	17
Shareholders’ Reports
Investor Shares	8
Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,279
Expenses Paid Indirectly—Note C	(9)
Net Expenses	2,270
Net Investment Income	90,250
Realized Net Gain (Loss)
Investment Securities Sold	(2,118)
Futures Contracts	3,090
Realized Net Gain (Loss)	972
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(31,585)
Futures Contracts	(66)
Change in Unrealized Appreciation (Depreciation)	(31,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,571

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	90,250	158,083
Realized Net Gain (Loss)	972	(5,460)
Change in Unrealized Appreciation (Depreciation)	(31,651)	(48,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,571	104,065
Distributions
Net Investment Income
Investor Shares	(25,722)	(46,280)
Admiral Shares	(64,528)	(111,803)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(90,250)	(158,083)
Capital Share Transactions—Note F
Investor Shares	164,695	191,652
Admiral Shares	352,751	765,002
Net Increase (Decrease) from Capital Share Transactions	517,446	956,654
Total Increase (Decrease)	486,767	902,636
Net Assets
Beginning of Period	4,359,214	3,456,578
End of Period	4,845,981	4,359,214

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.92	$11.09	$10.95	$11.15	$11.44	$11.29
Investment Operations
Net Investment Income	.214	.435	.438	.434	.440	.454
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	(.170)	.140	(.200)	(.171)	.188
Total from Investment Operations	.144	.265	.578	.234	.269	.642
Distributions
Dividends from Net Investment Income	(.214)	(.435)	(.438)	(.434)	(.440)	(.454)
Distributions from Realized Capital Gains	—	—	—	—	(.119)	(.038)
Total Distributions	(.214)	(.435)	(.438)	(.434)	(.559)	(.492)
Net Asset Value, End of Period	$10.85	$10.92	$11.09	$10.95	$11.15	$11.44

Total Return[1]	1.34%	2.46%	5.40%	2.11%	2.41%	5.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,399	$1,243	$1,068	$1,002	$1,500	$1,490
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.92%*	3.97%	4.00%	3.90%	3.91%	3.99%
Portfolio Turnover Rate	17%*	11%	7%	12%	14%	21%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

California Intermediate-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.92	$11.09	$10.95	$11.15	$11.44	$11.29
Investment Operations
Net Investment Income	.217	.443	.446	.442	.446	.461
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	(.170)	.140	(.200)	(.171)	.188
Total from Investment Operations	.147	.273	.586	.242	.275	.649
Distributions
Dividends from Net Investment Income	(.217)	(.443)	(.446)	(.442)	(.446)	(.461)
Distributions from Realized Capital Gains	—	—	—	—	(.119)	(.038)
Total Distributions	(.217)	(.443)	(.446)	(.442)	(.565)	(.499)
Net Asset Value, End of Period	$10.85	$10.92	$11.09	$10.95	$11.15	$11.44

Total Return	1.37%	2.53%	5.48%	2.18%	2.47%	5.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,447	$3,116	$2,388	$1,847	$1,082	$966
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.99%*	4.04%	4.07%	3.98%	3.97%	4.05%
Portfolio Turnover Rate	17%*	11%	7%	12%	14%	21%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $390,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $9,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2007, the fund had available realized losses of $17,235,000 to offset future net capital gains of $4,252,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, and $3,936,000 through November 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $9,503,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2008, the cost of investment securities for tax purposes was $4,855,099,000. Net unrealized depreciation of investment securities for tax purposes was $5,659,000, consisting of unrealized gains of $52,836,000 on securities that had risen in value since their purchase and $58,495,000 in unrealized losses on securities that had fallen in value since their purchase.

California Intermediate-Term Tax-Exempt Fund

At May 31, 2008, the aggregate settlement value of open futures contracts expiring through September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(950)	104,441	152
10-Year U.S. Treasury Note	(508)	57,102	(281)
30-Year U.S. Treasury Bond	(273)	30,986	82

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2008, the fund purchased $937,891,000 of investment securities and sold $365,752,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended November
	May 31, 2008		30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	369,242	33,932	543,786	49,757
Issued in Lieu of Cash Distributions	22,817	2,109	40,262	3,687
Redeemed	(227,364)	(20,880)	(392,396)	(35,962)
Net Increase (Decrease)—Investor Shares	164,695	15,161	191,652	17,482
Admiral Shares
Issued	739,463	67,942	1,201,929	109,983
Issued in Lieu of Cash Distributions	49,733	4,597	85,220	7,805
Redeemed	(436,445)	(40,156)	(522,147)	(47,890)
Net Increase (Decrease)—Admiral Shares	352,751	32,383	765,002	69,898

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

California Intermediate-Term Tax-Exempt Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2008, based on the inputs used to value them.

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(47)
Level 2—Other significant observable inputs	4,849,440	—
Level 3—Significant unobservable inputs	—	—
Total	4,849,440	(47)

California Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	406	7,393	43,475
Yield[3]		3.9%	4.0%
Investor Shares	4.1%
Admiral Shares	4.2%
Yield to Maturity	4.3%[4]	3.9%	4.0%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	11.0 years	9.8 years	13.2 years
Average Quality	AA	AA+	AA+
Average Duration	7.0 years	6.7 years	7.7 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	1.6%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	3.4%
1–5 Years	24.2
5–10 Years	39.8
10–20 Years	11.8
20–30 Years	15.6
Over 30 Years	5.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.88	0.98
Beta	1.06	1.12

Distribution be Credit Quality (% of portfolio)

AAA	50.5%
AA	19.2
A	23.9
BBB	6.2
Other	0.2

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 84–85.

4  Before expenses.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 84–85.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): November 30, 1997–May 31, 2008

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	3.1%	5.2%	8.3%	8.1%
1999	–7.0	4.8	–2.2	–0.4
2000	5.5	5.6	11.1	7.7
2001	2.6	5.1	7.7	8.2
2002	0.5	4.9	5.4	6.7
2003	2.2	4.8	7.0	6.9
2004	–1.3	4.6	3.3	4.0
2005	–0.3	4.5	4.2	3.0
2006	2.0	4.7	6.7	6.2
2007	–3.4	4.6	1.2	3.5
2008[2]	–1.7	2.2	0.5	1.7

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	4/7/1986	–0.74%	3.45%	–0.07%	4.84%	4.77%
Admiral Shares	11/12/2001	–0.67	3.52	–0.92[4]	4.70[4]	3.78[4]

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 75–76 for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.0%)
ABAG Finance Auth. for Non-Profit Corp.
California (Children’s Hosp. Medical Center) COP	6.000%	12/1/09 (2)(Prere.)	3,000	3,200
ABAG Finance Auth. for Non-Profit Corp.
California (School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,015
ABAG Finance Auth. for Non-Profit Corp.
California (School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,181
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (1)	5,000	5,175
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (1)	2,000	2,063
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	30,375	8,982
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/34 (1)	24,095	5,670
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/36 (1)	20,000	4,172
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/37 (1)	13,000	2,559
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,584
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,686
Anaheim CA Public Finance Auth.
Distribution System Rev.	5.000%	10/1/21 (1)	3,390	3,508
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/19	5,970	6,469
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20	8,820	9,464
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (1)	2,250	800
California County CA Tobacco Securitization Agency	0.000%	6/1/28	7,500	5,497
California County CA Tobacco Securitization Agency	0.000%	6/1/36	7,500	5,324
California Educ. Fac. Auth. Rev.
(Claremont Graduate Univ.)	5.000%	3/1/42	8,330	8,091
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,842
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	5.750%	6/1/25	2,000	2,005
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25	2,000	2,021
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30	3,500	3,500
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36	8,985	8,931
California GO	6.250%	9/1/12 (3)	9,000	9,807
California GO	5.000%	11/1/13	13,000	13,993
California GO	7.000%	11/1/13 (3)	65	66
California GO	5.125%	2/1/14 (Prere.)	10,000	11,049
California GO	5.250%	10/1/14 (3)	1,955	1,970

California GO	5.000%	11/1/14	39,090	42,032
California GO	6.000%	8/1/19 (3)	210	211
California GO	5.000%	11/1/22	11,905	12,358
California GO	5.000%	9/1/25	16,950	17,317
California GO	5.125%	2/1/26	15,325	15,622

California Long-Term Tax-Exempt Fund

	California GO	5.000%	6/1/26 (3)	40,000	40,784
	California GO	5.000%	9/1/28	15,350	15,525
	California GO	5.000%	6/1/32	35,000	35,100
	California GO	5.000%	6/1/34	40,000	40,048
	California GO	4.500%	12/1/34	15,825	14,652
	California GO	5.000%	6/1/37	23,215	23,180
1	California GO	5.250%	3/1/38	20,135	20,612
	California GO VRDO	1.350%	6/2/08 LOC	3,650	3,650
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System)	5.000%	3/1/33	7,950	7,591
	California Health Fac. Finance Auth. Rev.
	(California-Nevada Methodist)	5.000%	7/1/36	2,075	2,014
	California Health Fac. Finance Auth. Rev.
	(Casa Colina)	6.125%	4/1/32	10,000	10,140
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	4.750%	7/1/19 (1)	765	765
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West)	5.500%	7/1/30	5,000	5,068
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,991
	California Health Fac. Finance Auth. Rev.
	(Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	9,658
	California Health Fac. Finance Auth. Rev.
	(Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,101
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) PUT	3.450%	6/15/11	5,000	4,993
	California Health Fac. Finance Auth. Rev.
	(Sutter Health)	5.250%	8/15/22	5,000	5,229
	California Health Fac. Finance Auth. Rev.
	(Sutter Health)	5.250%	11/15/46	42,500	42,262
	California Housing Finance Agency
	Home Mortgage Rev.	6.050%	8/1/27 (2)(7)	5,000	5,113
	California Infrastructure & Econ. Dev.
	Bank Rev. (Asian Art Museum) VRDO	1.650%	6/2/08 (1)	35,800	35,800
	California Infrastructure & Econ. Dev.
	Bank Rev. (Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,128
	California Infrastructure & Econ. Dev.
	Bank Rev. (California Science Center)	5.000%	5/1/31 (3)	7,635	7,502
	California Infrastructure & Econ. Dev.
	Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,075
	California Infrastructure & Econ. Dev.
	Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,556
	California Infrastructure & Econ. Dev.
	Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/34	20,040	20,123
	California Infrastructure & Econ. Dev.
	Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,708
	California Infrastructure & Econ. Dev.
	Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,587
	California Infrastructure & Econ. Dev.
	Bank Rev. (Workers' Compensation)	5.250%	10/1/13 (2)	30,000	33,086
	California Infrastructure & Econ. Dev.
	Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,895
	California Polytechnical Univ. Rev.
	(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,149
	California Polytechnical Univ. Rev.
	(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,521

California Long-Term Tax-Exempt Fund

California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27 (3)	6,220	6,205
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,301
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.250%	1/1/16 (2)	5,500	6,010
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,349
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	34,787
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	14,672
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	15,921
California Public Works Board Lease Rev.
(Dept. of Forestry & Fire Services)	5.000%	11/1/32	13,850	13,811
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,367
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27 (3)	8,950	8,928
California Public Works Board Lease Rev.
(UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	6,817
California Public Works Board Lease Rev.
(Univ. of California)	5.250%	11/1/27 (1)	9,045	9,480
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/30	17,000	17,278
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/09	10,000	10,327
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	18,000	19,987
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	30,000	31,458
California State Dept. of Water Resources
Power Supply Rev. VRDO	1.500%	6/2/08 LOC	5,100	5,100
California State Econ. Recovery Bonds	5.000%	7/1/11 (1)	16,420	17,491
California State Econ. Recovery Bonds	5.250%	7/1/14	25,000	27,624
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	37,141
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	25,000	25,966
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	25,000	26,148
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	25,000	26,372
California State Univ. Rev. & Colleges
Housing System Rev.	5.625%	11/1/09 (3)(Prere.)	6,920	7,331
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,436
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,159
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	17,929
California Statewide Community Dev.
Auth. Rev. (Adventist Health)	5.000%	3/1/35	14,500	13,821
California Statewide Community Dev.
Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/30	5,000	4,743
California Statewide Community Dev.
Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/35	5,250	4,946
California Statewide Community Dev.
Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/39	5,000	4,446
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	6,013

California Long-Term Tax-Exempt Fund

California Statewide Community Dev. Auth.
Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/37	2,465	2,384
California Statewide Community Dev. Auth.
Rev. (Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,265
California Statewide Community Dev. Auth.
Rev. (Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,088
California Statewide Community Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	16,058
California Statewide Community Dev. Auth.
Rev. (John Muir Health Services)	5.000%	8/15/32	10,880	10,640
California Statewide Community Dev. Auth.
Rev. (John Muir Health Services)	5.000%	8/15/34	15,140	14,729
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente)	5.500%	11/1/32	18,250	18,349
California Statewide Community Dev. Auth.
Rev. (Kaiser Permanente)	5.250%	3/1/45	26,000	25,377
California Statewide Community Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,051
California Statewide Community Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/23	20,000	21,015
California Statewide Community Dev. Auth.
Rev. (Presbyterian Homes)	4.875%	11/15/36	7,230	6,126
California Statewide Community Dev. Auth.
Rev. (Sutter Health)	5.500%	8/15/34	10,885	11,059
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,528
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,061
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,515
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	7,367
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	7,299
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	4,072
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	2,071
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	2,023
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,352
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	2,951
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	2,613
Contra Costa CA Water Dist. Rev.	5.000%	10/1/17 (4)	7,015	7,463
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29 (3)	5,000	5,190
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/08 (Prere.)	4,000	4,040
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/32 (3)	33,320	34,195
Eastern California Muni. Water. Dist.
Water & Sewer Rev.	6.750%	7/1/12 (3)	8,500	9,245
Escondido CA Union High School Dist.	0.000%	11/1/20 (1)	4,000	2,143
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	9,519
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	12,871
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,127
Fontana CA USD	5.250%	8/1/31 (4)	6,250	6,507
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	2,027
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,938

Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,590
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,705
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	1,013

California Long-Term Tax-Exempt Fund

Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.000%	1/15/16 (1)	8,400	8,581
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.125%	1/15/19 (1)	5,200	5,290
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/26	10,000	9,372
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	15,000	15,392
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/33	10,000	2,202
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/34	10,000	2,071
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.750%	1/15/40 (1)	12,000	12,187
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,562
Fullerton Univ. California Rev.	5.700%	7/1/20 (1)	2,165	2,294
Galivan CA Joint Community College Dist.	5.500%	8/1/28 (2)	10,030	10,620
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	26,277
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,455
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	19,685
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	10,000	10,856
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37	20,000	11,887
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	10,000	7,796
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	16,350	14,209
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,696
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,898
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,593
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,352
Hollister CA Joint Powers Financing Auth.
Wastewater Rev.	5.000%	6/1/32 (4)	6,000	6,167
Hollister CA Joint Powers Financing Auth.
Wastewater Rev.	5.000%	6/1/37 (4)	7,000	7,172
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,784
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,487
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	19,021
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	16,000	15,837
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,763
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	1,975
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,199
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,948
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,074
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,723
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,194
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,132
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,478
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,921
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,923
Long Beach CA Finance Auth. Lease Rev.

(Rainbow Harbor)	5.125%	5/1/09 (2)(Prere.)	5,500	5,717
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,165
Long Beach CA Finance Auth. Rev.	3.243%	11/15/27	21,130	15,848
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	7,953
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	4,170

California Long-Term Tax-Exempt Fund

Long Beach CA Harbor Rev.	5.000%	5/15/17 (3)	3,655	3,871
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,579
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/17 (3)	6,800	7,036
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09	5,650	5,834
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/18 (1)(ETM)	11,600	11,784
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/21 (4)	2,830	2,958
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	20,847
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29 (2)	10,000	10,294
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30 (2)	16,000	16,422
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (3)	2,925	2,960
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,411
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	6,943
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	13,892
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,680
Los Angeles CA Wastewater System Rev.	6.000%	6/1/21 (3)	4,000	4,679
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/19 (4)	6,170	6,345
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	5/1/10 (2)(Prere.)	4,700	4,965
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/18 (4)	2,700	2,978
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	4,000	4,083
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	4,000	4,070
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/25 (1)	2,165	2,195
Los Angeles County CA Sanitation Dist.
Financing Auth Rev.	4.500%	10/1/42 (2)	20,000	18,344
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	787
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,172
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	8,000	8,605
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	32,555	38,515
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,010
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,598
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,403
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/29	5,500	5,700
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	16,935	17,445
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,697
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,975
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	1,998
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,242
Modesto CA Irrigation Dist. COP	5.000%	10/1/31 (2)	14,540	14,519
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	4,795	4,773
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	5,750	6,167
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	11,701
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,075
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,127
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,172
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,178

Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,241

California Long-Term Tax-Exempt Fund

Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	2,860	3,200
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	3,010	3,368
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	3,170	3,547
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	2,000	2,238
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	3,335	3,731
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	2,720	3,043
Napa Valley CA USD Election GO	4.500%	8/1/42 (4)	12,690	12,053
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,087
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	3,974
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,476
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,514
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,580
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,705
North Orange County CA
Community College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,600
Northern California Gas Auth. No. 1 Rev.	2.257%	7/1/13	14,000	12,880
Northern California Gas Auth. No. 1 Rev.	2.407%	7/1/17	17,000	14,450
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/08 (1)(Prere.)	3,115	3,153
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	11,734
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,371
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (1)	11,140	11,196
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	5,872
Oakland CA Redev. Agency Tax
Allocation (Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,614
Oakland CA Redev. Agency Tax
Allocation (Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,096
Oceanside CA Community Dev.
Comm.Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,349
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,396
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,533
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,688
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,869
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	907
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	908
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	903
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,466
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (1)	3,865	3,990
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (1)	6,730	6,948

Palomar Pomerado Health System California Rev.	4.500%	8/1/32 (1)	12,500	12,036
Pittsburg CA Redev. Agency Tax
Allocation (Los Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	7,999

California Long-Term Tax-Exempt Fund

	Pittsburg CA Redev. Agency Tax
	Allocation (Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	663
	Pittsburg CA Redev. Agency Tax
	Allocation (Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,303
	Pittsburg CA Redev. Agency Tax
	Allocation (Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,789
	Pittsburg CA Redev. Agency Tax
	Allocation (Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	421
	Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,804
	Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,300
	Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,155
	Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,309
	Port of Oakland CA Rev.	5.000%	11/1/16 (1)	8,160	8,865
	Port of Oakland CA Rev.	5.000%	11/1/17 (1)	5,000	5,421
	Port of Oakland CA Rev.	5.000%	11/1/18 (1)	12,000	12,893
	Rancho Mirage CA Joint Powers
	Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	13,611
	Rancho Mirage CA Joint Powers
	Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47	27,000	25,273
	Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,745
	Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,020
	Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,041
	Riverside CA USD Special Tax
	(Community Fac. Dist. 7–Victoria Grove)	5.000%	9/1/31 (2)	7,295	7,324
	Riverside County CA Asset Leasing
	Corp.Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	4,161
	Riverside County CA Asset Leasing
	Corp.Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,587
	Riverside County CA Asset Leasing
	Corp.Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,511
1	Riverside County CA Transp.
	Commission Sales Tax Rev. PUT	5.000%	12/1/09	10,000	10,350
	Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	9,750	10,296
	Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,264
1	Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/14 (4)	5,615	6,171
	Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19 (2)	6,000	6,798
	Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	18,068
	Sacramento County CA Airport Rev.	5.250%	7/1/12 (4)(Prere.)	2,305	2,514
	Sacramento County CA Public Fac.
	Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	2,545	2,630
	Sacramento County CA Sanitation
	Dist.Financing Auth.	5.000%	12/1/14 (2)(Prere.)	15,000	16,627
	Sacramento County CA Sanitation

Dist.Financing Auth.	5.000%	12/1/26 (3)	5,000	5,180
Sacramento County CA Sanitation
Dist.Financing Auth.	5.000%	12/1/27 (3)	7,470	7,714
Sacramento County CA Sanitation
Dist.Financing Auth.	5.000%	12/1/29 (3)	7,890	8,099
Sacramento County CA Sanitation
Dist.Financing Auth.	5.000%	12/1/30 (3)	5,650	5,788
Sacramento County CA Water
Financing Auth. Rev. Agency Zones	5.000%	6/1/21 (3)	5,225	5,389
Sacramento County CA Water
Financing Auth. Rev. Agency Zones	5.000%	6/1/22 (3)	10,000	10,255
Sacramento County CA Water
Financing Auth. Rev. Agency Zones	5.000%	6/1/27 (3)	13,055	13,130

California Long-Term Tax-Exempt Fund

Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/28 (3)	9,290	9,317
San Bernardino CA Multifamily Housing
Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,268
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	20,426
San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	6,000	6,218
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	4,031
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	3,236
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,279
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	11,345
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	16,006
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,215
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,327
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26 (4)	7,275	7,605
San Diego County CA COP	5.250%	10/1/21	1,485	1,513
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,041
San Diego County CA COP	5.250%	10/1/28	2,745	2,766
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,382
San Diego County CA COP	5.375%	10/1/41	8,545	8,604
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10 (2)	6,370	6,921
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,320
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,305	4,683
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	5,020	5,460
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,770	5,188
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,485
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/24 (1)	15,000	6,252
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/25 (1)	18,250	7,088
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/30 (1)	7,000	1,945
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/31 (1)	11,950	3,102
San Jose CA Airport Rev.	5.000%	3/1/33 (2)	15,000	15,030
San Jose CA Redev. Agency	5.000%	8/1/10 (1)(Prere.)	1,525	1,627
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,438
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,214
San Jose CA Redev. Agency	5.000%	8/1/26 (1)	37,955	38,924
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,845
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	2,070
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,429
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,140
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,330
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,791
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,790
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,083
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,863
San Mateo County CA Community College Dist. GO	5.000%	9/1/31	5,000	5,157
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (1)	14,560	16,004

San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/21 (1)	3,500	3,745
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,761
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	6,653
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,746

California Long-Term Tax-Exempt Fund

	San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	6,151
	San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	6,538
	San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	4,207
	Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (1)	5,345	6,175
	Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (1)	2,000	2,323
	Santa Clara CA Electric Rev.	5.250%	7/1/19 (1)	2,200	2,327
	Santa Clara CA Electric Rev.	5.250%	7/1/20 (1)	1,550	1,638
	Santa Clara CA Electric Rev.	5.000%	7/1/21 (1)	4,895	5,077
	Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	4,485	4,684
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13 (2)	5,050	5,326
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14 (2)	5,325	5,616
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15 (2)	5,620	5,928
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/15	11,375	12,438
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/16	11,940	13,073
	Santa Clara County CA Financing Auth. Lease Rev.	5.250%	5/15/36	20,000	20,689
	Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20 (3)	6,715	3,743
	Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	7,000	7,671
	Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,580	6,210
	Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,785	4,153
	Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,770	4,136
	South San Francisco CA Redev.
	Agency Tax Allocation	5.000%	9/1/35 (3)	8,610	8,546
	Southern California Public Power
	Auth. Rev. (Transmission Project)	5.750%	7/1/21 (1)	220	220
	Tobacco Securitization Auth. Rev.
	(Southern California Tobacco Settlement)	4.750%	6/1/25	7,970	7,209
	Ukiah CA Electric Rev.	6.000%	6/1/08 (1)	1,030	1,030
	Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,000	6,757
	Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,876
	Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	1,055
	Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,525
	Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	1,022
	Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	1,033
	Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,277
	Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	1,045
	Univ. of California Rev.	4.750%	5/15/33	12,425	12,443
	Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	31,275
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,890
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,158
	Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (3)	5,000	5,056
2	Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,008
2	Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,260
2	Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,559
	Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,903
	Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,184
	Washington Township CA Health Care Dist. Rev.	5.000%	7/1/32	3,000	2,894

Washington Township CA Health Care Dist. Rev.	5.000%	7/1/37	3,500	3,340
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.)	6.250%	6/1/08 (1)(ETM)	3,530	3,530
Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,373
Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,343
Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,313

Outside California:
Puerto Rico GO	5.000%	7/1/13 (Prere.)	4,025	4,396
Puerto Rico GO	5.250%	7/1/16 (Prere.)	4,290	4,857

California Long-Term Tax-Exempt Fund

Puerto Rico GO	5.500%	7/1/16 (1)	10,000	10,876
Puerto Rico GO	5.500%	7/1/19 (2)	6,500	6,948
Puerto Rico GO	5.250%	7/1/27	5,710	5,696
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,156
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,298
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	7,000	7,618
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,320
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,290
Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,461
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	3,024
Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	1,005
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	75	82
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	5,175	5,132
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	16,197
Virgin Islands Water & Power Auth.
Electric System Rev.	5.000%	7/1/31	3,500	3,361
Total Municipal Bonds (Cost $3,035,031)				3,065,446
Other Assets and Liabilities (0.0%)
Other Assets—Note B				47,142
Liabilities				(47,234)
				(92)
Net Assets (100%)				3,065,354

At May 31, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	3,067,524
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(32,526)
Unrealized Appreciation (Depreciation)
Investment Securities	30,415
Futures Contracts	(59)
Net Assets	3,065,354

Investor Shares—Net Assets
Applicable to 66,962,499 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	753,913
Net Asset Value Per Share—Investor Shares	$11.26

Admiral Shares—Net Assets
Applicable to 205,302,381 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,311,441
Net Asset Value Per Share—Admiral Shares	$11.26

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008.

2  Securities with a value of $6,357,000 have been segregated as initial margin for open futures contracts.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 72.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	68,871
Total Income	68,871
Expenses
The Vanguard Group—Note B
Investment Advisory Services	143
Management and Administrative
Investor Shares	419
Admiral Shares	552
Marketing and Distribution
Investor Shares	95
Admiral Shares	238
Custodian Fees	10
Shareholders’ Reports
Investor Shares	4
Admiral Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,463
Expenses Paid Indirectly—Note C	(25)
Net Expenses	1,438
Net Investment Income	67,433
Realized Net Gain (Loss)
Investment Securities Sold	(1,042)
Futures Contracts	3,364
Realized Net Gain (Loss)	2,322
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(53,262)
Futures Contracts	(1,277)
Change in Unrealized Appreciation (Depreciation)	(54,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,216

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	67,433	131,893
Realized Net Gain (Loss)	2,322	(17,132)
Change in Unrealized Appreciation (Depreciation)	(54,539)	(79,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,216	35,235
Distributions
Net Investment Income
Investor Shares	(16,406)	(32,781)
Admiral Shares	(51,027)	(99,112)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(67,433)	(131,893)
Capital Share Transactions—Note F
Investor Shares	34,722	78,340
Admiral Shares	99,940	350,987
Net Increase (Decrease) from Capital Share Transactions	134,662	429,327
Total Increase (Decrease)	82,445	332,669
Net Assets
Beginning of Period	2,982,909	2,650,240
End of Period	3,065,354	2,982,909

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.46	$11.86	$11.65	$11.74	$12.00	$11.76
Investment Operations
Net Investment Income	.252	.531	.528	.527	.545	.542
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(.400)	.232	(.037)	(.158)	.261
Total from Investment Operations	.052	.131	.760	.490	.387	.803
Distributions
Dividends from Net Investment Income	(.252)	(.531)	(.528)	(.527)	(.545)	(.542)
Distributions from Realized Capital Gains	—	—	(.022)	(.053)	(.102)	(.021)
Total Distributions	(.252)	(.531)	(.550)	(.580)	(.647)	(.563)
Net Asset Value, End of Period	$11.26	$11.46	$11.86	$11.65	$11.74	$12.00

Total Return[1]	0.49%	1.15%	6.70%	4.22%	3.32%	6.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$754	$732	$678	$645	$1,273	$1,286
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.46%*	4.58%	4.52%	4.47%	4.56%	4.58%
Portfolio Turnover Rate	21%*	23%	13%	10%	26%	18%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

California Long-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.46	$11.86	$11.65	$11.74	$12.00	$11.76
Investment Operations
Net Investment Income	.256	.540	.536	.535	.551	.549
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(.400)	.232	(.037)	(.158)	.261
Total from Investment Operations	.056	.140	.768	.498	.393	.810
Distributions
Dividends from Net Investment Income	(.256)	(.540)	(.536)	(.535)	(.551)	(.549)
Distributions from Realized Capital Gains	—	—	(.022)	(.053)	(.102)	(.021)
Total Distributions	(.256)	(.540)	(.558)	(.588)	(.653)	(.570)
Net Asset Value, End of Period	$11.26	$11.46	$11.86	$11.65	$11.74	$12.00

Total Return	0.52%	1.22%	6.78%	4.29%	3.37%	7.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,311	$2,251	$1,972	$1,614	$743	$707
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.53%*	4.65%	4.59%	4.53%	4.61%	4.64%
Portfolio Turnover Rate	21%*	23%	13%	10%	26%	18%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $253,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, these arrangements reduced the fund’s management and administrative expenses by $15,000 and custodian fees by $10,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2007, the fund had available realized losses of $19,294,000 to offset future net capital gains of $971,000 through November 30, 2014, and $18,323,000 through November 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $14,337,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2008, the cost of investment securities for tax purposes was $3,049,368,000. Net unrealized appreciation of investment securities for tax purposes was $16,078,000, consisting of unrealized gains of $67,160,000 on securities that had risen in value since their purchase and $51,082,000 in unrealized losses on securities that had fallen in value since their purchase.

California Long-Term Tax-Exempt Fund

At May 31, 2008, the aggregate settlement value of open futures contracts expiring through September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(677)	74,428	108
10-Year U.S. Treasury Note	(409)	45,975	(226)
30-Year U.S. Treasury Bond	(195)	22,133	59

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2008, the fund purchased $515,248,000 of investment securities and sold $302,852,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2008		November 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	146,179	12,940	284,618	24,513
Issued in Lieu of Cash Distributions	12,994	1,159	25,503	2,202
Redeemed	(124,451)	(11,005)	(231,781)	(20,035)
Net Increase (Decrease)—Investor Shares	34,722	3,094	78,340	6,680
Admiral Shares
Issued	343,373	30,442	629,472	54,280
Issued in Lieu of Cash Distributions	34,635	3,089	68,198	5,889
Redeemed	(278,068)	(24,725)	(346,683)	(30,026)
Net Increase (Decrease)—Admiral Shares	99,940	8,806	350,987	30,143

California Long-Term Tax-Exempt Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2008, based on the inputs used to value them.

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(59)
Level 2—Other significant observable inputs	3,065,446	—
Level 3—Significant unobservable inputs	—	—
Total	3,065,446	(59)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	11/30/2007	5/31/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,012.26	$0.50
Intermediate-Term
Investor Shares	1,000.00	1,013.36	0.76
Admiral Shares	1,000.00	1,013.72	0.40
Long-Term
Investor Shares	1,000.00	1,004.88	0.75
Admiral Shares	1,000.00	1,005.23	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.50	$0.51
Intermediate-Term
Investor Shares	1,000.00	1,024.25	0.76
Admiral Shares	1,000.00	1,024.60	0.40
Long-Term
Investor Shares	1,000.00	1,024.25	0.76
Admiral Shares	1,000.00	1,024.60	0.40

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.10%; for the California Intermediate-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%; for the California Long-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations; that the funds have slightly outperformed their respective peer groups, the average California tax-exempt money market fund, the average California intermediate municipal fund, and the average California municipal fund; and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739	CFA® is a trademark owned by CFA Institute.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: : July 16, 2008

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: : July 16, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.